UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

        |_| Pre-Effective Amendment No. |_| Post-Effective Amendment No.

                        (Check appropriate box or boxes)

                           Touchstone Strategic Trust

               (Exact Name of Registrant as Specified in Charter)

                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202

 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                                 (800) 543-0407

                        (Area Code and Telephone Number)

                               Jay S. Fitton, Esq.
                                    JPMorgan
                            303 Broadway, Suite 1100
                              Cincinnati, OH 45202
                                  513-362-8217

                     (Name and Address of Agent for Service)

                                   Copies to:

                               John M. Ford, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103
                                  215-963-5110

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on October 18, 2007 pursuant to Rule 488.

An indefinite number of Registrant's shares of beneficial interest without par value have been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Accordingly, no filing fee is being paid at this time.

                           TOUCHSTONE STRATEGIC TRUST
                                    FORM N-14
                              CROSS REFERENCE SHEET

FORM N-14 ITEM NO.                                                     PROSPECTUSES/PROXY
                                                                       STATEMENT CAPTION
PART A

Item 1.              Beginning of Registration Statement and           Front Cover Page
                     Outside Front Cover Page of Prospectus

Item 2.              Beginning and Outside Back Cover Page of          Table of Contents
                     Prospectus

Item 3.              Fee Table, Synopsis Information and Risk          Summary
                     Factors

Item 4.              Information About the Transaction                 Letter to Shareholders; Questions and
                                                                       Answers; General; Summary; Risks

Item 5.              Information About the Registrant                  Letter to Shareholders; Questions and
                                                                       Answers; General; Summary; Information about
                                                                       the Proposals; Prospectus of Touchstone
                                                                       Strategic Trust dated August 1, 2007(1)

Item 6.              Information About the Fund Being Acquired         Letter to Shareholders; Questions and
                                                                       Answers; General; Summary; Information about
                                                                       the Proposals; Prospectus of Touchstone
                                                                       Strategic Trust dated August 1, 2007(1)

Item 7.              Voting Information                                Letter to Shareholders; Questions and
                                                                       Answers; Summary; Comparative Information on
                                                                       Shareholders' Rights; Voting Information
                                                                       Concerning the Meeting

Item 8.              Interest of Certain Persons and Experts           Not Applicable

Item 9.              Additional Information Required for               Not Applicable
                     Reoffering by Persons Deemed to be
                     Underwriters

PART B                                                               STATEMENT OF ADDITIONAL
                                                                     INFORMATION CAPTION

Item 10.             Cover Page                                      Cover Page

Item 11.             Table of Contents                               Not Applicable

Item 12.             Additional Information About the Registrant     Statement of Additional Information of
                                                                     Touchstone Strategic Trust dated August 1,
                                                                     2007(1)

Item 13.             Additional Information About the Fund Being     Statement of Additional Information of
                     Acquired                                        Touchstone Strategic Trust dated August 1,
                                                                     2007(1)

Item 14.             Financial Statements                            Annual Report of Touchstone Strategic Trust for
                                                                     the fiscal year ended March 31, 2007(2)

PART C                                                               PART C CAPTION

Item 15.             Indemnification                                 Indemnification

Item 16.             Exhibits                                        Exhibits

Item 17.             Undertakings                                    Undertakings

(1) Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant's Registration Statement on Form N-1A filed on August 1, 2007 (File Nos. 002-80859 and 811-03651).

(2) Incorporated herein by reference to the Registrant's Annual Report, filed on Form N-CSR on June 5, 2007 (File No. 811-03651).

October __, 2007

                           TOUCHSTONE STRATEGIC TRUST

                        TOUCHSTONE SMALL CAP GROWTH FUND

Dear Shareholder:

On behalf of the Board of Trustees (the "Board"), we are pleased to invite you to a Special Meeting of Shareholders (the "Meeting") of the Touchstone Strategic Trust ("Trust") with respect to the Touchstone Small Cap Growth Fund ("Small Cap Growth"), a series of the Trust, to be held at 10:00 a.m. Eastern Time on December 14, 2007 at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

At the Meeting you will be asked to approve two proposals. Proposal 1 would approve an Agreement and Plan of Reorganization between Small Cap Growth and Touchstone Diversified Small Cap Growth Fund ("Diversified Small Cap Growth"), each a series of the Trust, under which Small Cap Growth will merge into Diversified Small Cap Growth (the "Reorganization").

Proposal 2 would approve a new sub-advisory agreement for Small Cap Growth. You are being asked to approve the addition of Small Cap Growth to the existing sub-advisory agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. ("FWIA") (the "New Agreement"). FWIA currently acts as sub-advisor to Small Cap Growth pursuant to an interim sub-advisory agreement that was approved by the Board on September 12, 2007. FWIA also currently serves as sub-advisor to Diversified Small Cap Growth.

The Board unanimously approved the Agreement and Plan of Reorganization and the New Agreement at meetings held on August 15, 2007 and on September 12, 2007, respectively. NOTE, the approval of the New Agreement on September 12 will not satisfy the "in person" requirements of 15(c); therefore, the Board will need to ratify their actions or otherwise reapprove the contract at its next in person meeting in November. We will add disclosure to this effect later in the proxy, but not here. The Board unanimously recommends that you vote FOR each Proposal.

The details of the proposed Agreement and Plan of Reorganization are set forth in the Prospectus/Proxy Statement that accompanies this letter, including details about Diversified Small Cap Growth's investment goal and policies, portfolio management and fees and expenses that are important for you to know. The Investment Sub-Advisory Agreement is also described in the Prospectus/Proxy Statement. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers following this letter.

Shareholders may cast their votes by mail, by telephone, through the Internet or in person, according to the instructions provided in the enclosed proxy materials.

YOUR VOTE IS IMPORTANT TO US REGARDLESS OF THE NUMBER OF SHARES YOU OWN. In order to conduct the Meeting, fifty-one percent of shares must be represented in person or by proxy. Please vote promptly.

If you have any questions regarding the Reorganization, please call 1-800-543-0407.

We thank you for considering this proposal carefully and for your continued confidence in and support of the Trust.

Sincerely,

Jill T. McGruder
President
Touchstone Strategic Trust

                 QUESTIONS AND ANSWERS RELATING TO THE PROPOSALS

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement, below is a brief overview of the proposals, which will require your vote.

Q. WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON DECEMBER 14, 2007?

A. The Board of Trustees of the Touchstone Strategic Trust (the "Board") has called a Special Meeting at which you will be asked to vote on two separate proposals. PROPOSAL 1 is the reorganization (the "Reorganization") of Touchstone Small Cap Growth Fund ("Small Cap Growth") into Touchstone Diversified Small Cap Growth Fund ("Diversified Small Cap Growth"), each a series of the Touchstone Strategic Trust (the "Trust"). PROPOSAL 2 is the approval of an amendment to the existing Investment Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. ("FWIA") to add Small Cap Growth.

Q.    WHY DID THE BOARD APPROVE PROPOSAL 1 - THE REORGANIZATION?

A. The Board unanimously approved the Reorganization after reviewing detailed information about the Reorganization provided by the management of the Trust and various factors about Small Cap Growth and Diversified Small Cap Growth and the proposed Reorganization. The Board noted that Diversified Small Cap Growth has an identical investment goal and substantially similar investment strategies to Small Cap Growth. In addition, on a pro forma basis after the Reorganization, total net operating expenses of Diversified Small Cap Growth are anticipated to be less than those of Small Cap Growth. After consideration of these factors, together with other factors and information considered to be relevant, the Board determined that the proposed Reorganization was in the best interests of Small Cap Growth and its shareholders.

      The Board unanimously recommends that you vote FOR Proposal 1 - the Reorganization.

Q.    WHAT WILL HAPPEN TO MY EXISTING SHARES?

A. Your shares of Small Cap Growth will be exchanged for shares of Diversified Small Cap Growth. In exchange for either Class A and Class B shares of Small Cap Growth that you own at the time of the Reorganization, you will receive Class A shares of Diversified Small Cap Growth. In exchange for Class C and Class Y shares of Small Cap Growth that you own at the time of the Reorganization, you will receive Class C and Class Y shares of Diversified Small Cap Growth, respectively. You will not pay any sales charges in connection with the Reorganization. The shares of Diversified Small Cap Growth that you receive following the Reorganization will have an aggregate net asset value equal to the aggregate net asset value of your shares of Small Cap Growth for each class share immediately prior to the Reorganization so that the value of your investment will remain exactly the same.

Q. WHAT ARE THE DIFFERENCES BETWEEN THE INVESTMENT GOALS AND INVESTMENT STRATEGIES OF SMALL CAP GROWTH AND DIVERSIFIED SMALL CAP GROWTH?

A. The investment goal of Small Cap Growth is identical to that of Diversified Small Cap Growth. Both Funds seek long-term growth of capital. The investment strategies of Small Cap Growth are substantially similar to those of Diversified Small Cap Growth. Under normal circumstances, both Funds will invest at least 80% of their assets in common stock of small cap companies. However, Diversified Small Cap Growth invests in small cap companies with a market capitalization of less than $2.5 billion while Small Cap Growth invests in small cap companies with a market capitalization of less than $1.5 billion.

Q. WHAT IS THE DIFFERENCE IN THE TOTAL ANNUAL OPERATING EXPENSES BETWEEN SMALL CAP GROWTH AND DIVERSIFIED SMALL CAP GROWTH?

A. The total annual fund operating expenses (before any fee waiver and expense reimbursement) of Small Cap Growth as of the most recently ended fiscal year were 2.41% for Class A shares, 3.19% for Class B shares, 3.14% for Class C shares and 1.66% for Class Y shares. The total annual fund operating expenses (before any fee waiver and expense reimbursement) of Diversified Small Cap Growth as of the most recently ended fiscal year were 2.60% for Class A shares, 3.35% for Class C shares and 2.35% for Class Y shares. However, the Trust's investment adviser, Touchstone Advisors, Inc., ("Advisor"), has contractual agreements in place with the Funds to waive fees and reimburse expenses through at least March 31, 2008 for each share class of Small Cap Growth and for Class A and Class Y shares of Diversified Small Cap Growth. The expense waiver for Class C Shares of Diversified Small Cap Growth will remain in effect until August 1, 2008. As a result of these fee waivers and reimbursements, the net expenses of Small Cap Growth were 1.70% for Class A shares, 2.45% for Class B shares, 2.45% for Class C shares and 1.30% for Class Y shares. As a result of these fee waivers and reimbursements, the net expenses of Diversified Small Cap Growth were 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class Y shares. Net expenses shown above for Small Cap Growth reflect a change in the Fund's operating expenses that took effect on January 1, 2007 and will differ from the Net Expenses reflected in the Fund's Annual Report for March 31, 2007. Accordingly, it is anticipated that net expenses of Diversified Small Cap Growth immediately following the Reorganization will be less than those of Small Cap Growth.

Q.    WILL I INCUR ANY TRANSACTION COSTS AS A RESULT OF THE REORGANIZATION?

A. No. Shareholders will not incur any transaction costs (e.g., sales charges or redemption fees) as a result of the Reorganization. The Advisor will bear the costs associated with the Reorganization.

Q.    WHAT IS THE TIMETABLE FOR THE REORGANIZATION?

A. If approved by shareholders of record at the Meeting, the Reorganization is expected to occur on or about December 15, 2007.

Q. WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME FOR FEDERAL INCOME TAX PURPOSES?

A. No. The Reorganization is expected to be a tax-free transaction for federal income tax purposes.

Q.    WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A. If shareholders of Small Cap Growth do not approve the Reorganization, the Reorganization will not take effect and the Board will consider other possible courses of action in the best interests of shareholders, including the potential liquidation of Small Cap Growth.

Q. WHY AM I BEING ASKED TO VOTE ON PROPOSAL 2 - APPROVAL OF THE INVESTMENT SUB-ADVISORY AGREEMENT FOR SMALL CAP GROWTH?

A. On August 31, 2007, Longwood Investment Advisors, Inc. ("Longwood"), one of the two previous sub-advisors to Small Cap Growth, notified the Advisor that it intended to cease operations as an investment advisor on September 30, 2007. Accordingly, the existing sub-advisory agreement between the Advisor and Longwood (the "Old Agreement") would terminate on that date. On September 12, 2007, the Board met to consider various options for Small Cap Growth's investment management. At that meeting and in light of the anticipated termination of the Old Agreement with Longwood, the Board determined that it was in the best interests of shareholders to immediately terminate the existing sub-advisory agreement with Longwood, select an interim sub-advisor and approve an interim sub-advisory agreement and, subject to shareholder approval, a new sub-advisory agreement (the "New Agreement"). In light of the planned Reorganization, the Board determined that it would be most efficient to transition the day to day management of Small Cap Growth to Fort Washington Investment Advisors, Inc. ("FWIA"), the current sub-advisor to Diversified Small Cap Growth. As a result, the Board approved FWIA to act as interim sub-advisor and approved an interim sub-advisory agreement between the Advisor and FWIA for Small Cap Growth (the "Interim Agreement"). In addition, the Board voted to terminate the sub-advisory agreement between the Advisor and Bjurman, Barry & Associates (the "Old Agreement"), which also served as a sub-advisor to Small Cap Growth.

      The Board selected Fort Washington Investment Advisors, Inc. ("FWIA"), the current sub-advisor to Diversified Small Cap Growth, to act as interim sub-advisor and approved an interim sub-advisory agreement between the Advisor and FWIA for Small Cap Growth. The Board also approved amending the existing sub-advisory agreement between the Advisor and FWIA to add Small Cap Growth, subject to approval by Small Cap Growth's shareholders. FWIA would then serve as investment sub-advisor to Small Cap Growth. FWIA's fee rate for its services to Small Cap Growth under the New Agreement is the same as the fee rate paid under the Interim Agreement (the Advisor is responsible for the payment of fees to FWIA for services it performs for Small Cap Growth Fund). The other terms of the New Agreement are similar to those of the Old Agreements. . The New Agreement is necessary to provide for the continued management of Small Cap Growth by FWIA in the event that shareholders do not approve the Reorganization, or in the event that shareholders approve the Reorganization, but the Reorganization cannot be completed prior to the expiration of the Interim Agreement, the term of which, by law, cannot exceed 150 days.

      The Board unanimously recommends that you vote FOR Proposal 2 - Approval of the Investment Sub-Advisory Agreement.

Q. WHO HAS BEEN MANAGING SMALL CAP GROWTH SINCE THE TERMINATION OF THE OLD AGREEMENTS?

A. During the period between the termination of the Old Agreements and the approval of the New Agreement by shareholders (the "Interim Period"), FWIA has provided investment sub-advisory services to Small Cap Growth pursuant to an interim agreement between the Advisor and FWIA that was approved by the Board at a special meeting (the "Interim Agreement"). The Interim Agreement is identical in all respects -- including fees to be paid to FWIA -- to the New Agreement, except for the time periods covered by the agreements. The New Agreement will replace the Interim Agreement upon approval by shareholders.

Q.    WHAT HAPPENS IF THE NEW AGREEMENT IS NOT APPROVED?

A. If the shareholders of Small Cap Growth do not approve the New Agreement with the FWIA the Board will take such further action as it deems in the best interests of the shareholders of Small Cap Growth.

Q.    WHO SHOULD I CALL WITH QUESTIONS ABOUT THIS PROXY?

A. If you have any questions regarding this proxy, please contact the Trust by calling 1-800-543-0407.

                      PLEASE VOTE THE ENCLOSED PROXY CARD.
                          YOUR VOTE IS VERY IMPORTANT!

                    ACQUISITION OF ASSETS AND LIABILITIES OF

                        TOUCHSTONE SMALL CAP GROWTH FUND
                                   a series of
                           TOUCHSTONE STRATEGIC TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                        BY AND IN EXCHANGE FOR SHARES OF

                  TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
                                   a series of
                           TOUCHSTONE STRATEGIC TRUST
                            303 Broadway, Suite 1100
                             Cincinnati, Ohio 45202
                                 (800) 543-0407

                           PROSPECTUS/PROXY STATEMENT

                                October __, 2007

This Prospectus/Proxy Statement is being furnished in connection with two proposals which will be submitted to shareholders of Touchstone Small Cap Growth Fund ("Small Cap Growth"), a series of Touchstone Strategic Trust (the "Trust"), for consideration at a Special Meeting of Shareholders to be held on or about December 14, 2007 at 10:00 a.m. Eastern Time at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and any adjournments thereof (the "Meeting").

First, subject to the approval of Small Cap Growth's shareholders, the Trust's Board of Trustees ("Board") has approved the proposed reorganization under which all of the assets of Small Cap Growth will be acquired by Touchstone Diversified Small Cap Growth Fund ("Diversified Small Cap Growth"), also a series of the Trust (the "Reorganization"). In the Reorganization, all of the assets of Small Cap Growth will be acquired by Diversified Small Cap Growth in exchange for Class A, Class C and Class Y shares of Diversified Small Cap Growth and Diversified Small Cap Growth will assume all of the liabilities of Small Cap Growth. Small Cap Growth and Diversified Small Cap Growth are sometimes referred to in this Prospectus/Proxy Statement individually as a "Fund" and together as the "Funds."

Second, subject to the approval of Small Cap Growth's shareholders, the Board has approved a sub-advisory agreement between Touchstone Advisors, Inc. ("Advisor") and Fort Washington Investment Advisors, Inc. ("FWIA") whereby FWIA would serve as the investment sub-advisor to Small Cap Growth. FWIA currently serves as sub-advisor to Diversified Small Cap Growth and the existing sub-advisory agreement between the Advisor and FWIA would be amended to add Small Cap Growth.

Small Cap Growth and Diversified Small Cap Growth are each separate series of the Trust, a Massachusetts business trust, which is registered as an open-end management investment company.

This Prospectus/Proxy Statement explains concisely the information about Small Cap Growth and Diversified Small Cap Growth that you should know before voting on the Proposals. Please read it carefully and keep it for future reference.

Information relating to Small Cap Growth and Diversified Small Cap Growth contained in the Trust's Prospectus dated August 1, 2007 and the Statement of Additional Information dated August 1, 2007 which includes the financial statements of the Trust relating to Small Cap Growth and Diversified Small Cap Growth for the fiscal year ended March 1, 2007 are incorporated by reference in this document. This means that such information is legally considered to be part of this Prospectus/Proxy Statement. The Statement of Additional Information dated October __, 2007 relating to this Prospectus/Proxy Statement and the Reorganization is also incorporated by reference in its entirety in this document.

--------------------------------------------------------------------------------
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT DETERMINED THAT THE INFORMATION IN THIS PROSPECTUS/PROXY STATEMENT IS ACCURATE OR ADEQUATE, NOR HAS IT APPROVED OR DISAPPROVED THESE SECURITIES. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

An investment in Diversified Small Cap Growth:

o is not a deposit of, or guaranteed by, any bank

o is not insured by the FDIC, the Federal Reserve Board or any other government agency

o is not endorsed by any bank or government agency

o involves investment risk, including possible loss of the purchase payment of your original investment

                                                 TABLE OF CONTENTS

                                                                                                                PAGE
SUMMARY

         Why is the Reorganization being proposed?................................................................

         What are the key features of the Reorganization?.........................................................

         After the Reorganization, what shares of Diversified Small Cap Growth will I own?........................

         How will the Reorganization affect me?...................................................................

         Will I be able to purchase and redeem shares, change my investment options and receive distributions the same way?.....................................................................

         How does the Board recommend that I vote?................................................................

         How do the Funds' investment goals, principal investment strategies and risks compare?...................

         How do the Funds' fees and expenses compare?.............................................................

         How do the Funds' performance records compare?...........................................................

         Who will be the investment advisor of my Fund after the Reorganization?  What will the advisory and sub-advisory fees be after the Reorganization?..............................................

         What will be the primary federal tax consequences of the Reorganization?.................................

RISKS    .........................................................................................................

         Are the risk factors for the Funds identical?............................................................

         What are the primary risks of investing in each Fund?....................................................

         Are there any other risks of investing in each Fund?.....................................................

INFORMATION ABOUT PROPOSAL 1 - REORGANIZATION.....................................................................

         Reasons for the Reorganization...........................................................................

         Agreement and Plan of Reorganization.....................................................................

         Federal Income Tax Consequences..........................................................................

         Pro Forma Capitalization.................................................................................

ADDITIONAL INFORMATION ABOUT THE FUNDS............................................................................

         Distribution of Shares...................................................................................

         Purchase and Redemption Procedures.......................................................................

         Exchange Privileges......................................................................................

         Dividend Policy..........................................................................................

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS...................................................................

                                                 TABLE OF CONTENTS
                                                    (continued)

                                                                                                             PAGE

         Form of Organization.....................................................................................

         Capitalization...........................................................................................

         Shareholder Meetings and Voting Rights...................................................................

         Limitation of Shareholder Liability......................................................................

         Liquidation..............................................................................................

         Liability and Indemnification of Trustees................................................................

INFORMATION ABOUT PROPOSAL 2 - APPROVAL OF THE INVESTMENT SUB-ADVISORY AGREEMENT..................................

VOTING INFORMATION CONCERNING THE MEETING.........................................................................

         Shareholder Information..................................................................................

         Control Persons and Principal Holders of Securities......................................................

FINANCIAL STATEMENTS AND EXPERTS..................................................................................

ADDITIONAL INFORMATION............................................................................................

AGREEMENT AND PLAN OF REORGANIZATION...........................................................................A-1

INVESTMENT SUB-ADVISORY AGREEMENT..............................................................................B-1

                                     SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF PROPOSAL 1 - REORGANIZATION. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND PROPOSAL 1 - REORGANIZATION, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Trust's Prospectus and Statement of Additional Information dated August 1, 2007, the copy of the Agreement and Plan of Reorganization (the "Plan"), which is attached to this Prospectus/Proxy Statement as Exhibit A.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is part of a restructuring designed to eliminate the offering of overlapping funds with similar investment goals and similar investment strategies that are managed by Touchstone Advisors, Inc., the advisor to the Trust (the "Advisor"). The net expenses (total annual fund operating expenses less fee waivers and expense reimbursements) of Diversified Small Cap Growth, assuming the Reorganization is consummated, will be less than those of Small Cap Growth.

WHAT ARE THE KEY FEATURES OF THE REORGANIZATION?

The Plan sets forth the key features of the Reorganization. For a complete description of the Reorganization, see Exhibit A. The Plan generally provides for the following:

o the transfer in-kind of all of the assets of Small Cap Growth to Diversified Small Cap Growth in exchange for Class A, Class C and Class Y shares of Diversified Small Cap Growth;

o the assumption by Diversified Small Cap Growth of all of the liabilities of Small Cap Growth;

o the liquidation of Small Cap Growth by distribution of Class A, Class C and Class Y shares of Diversified Small Cap Growth to Small Cap Growth's shareholders; and

o the structuring of the Reorganization as a tax-free Reorganization for federal income tax purposes.

The Reorganization is expected to be completed on or about December 15, 2007.

AFTER THE REORGANIZATION, WHAT SHARES OF DIVERSIFIED SMALL CAP GROWTH WILL I
OWN?

Shareholders owning Class A shares of Small Cap Growth will own Class A shares of Diversified Small Cap Growth. Shareholders owning Class B shares of Small Cap Growth will own Class A shares of Diversified Small Cap Growth. Shareholders owning Class C shares of Small Cap Growth will own Class C shares of Diversified Small Cap Growth. Shareholders owning Class Y shares of Small Cap Growth will own Class Y shares of Diversified Small Cap Growth. The new shares you receive will have the same total value as your shares of Small Cap Growth as of the close of business on the day immediately prior to the Reorganization.

Reorganizing/Selling Fund                       Surviving/Acquiring Fund
Shares - Class                                  Shares - Class

Small Cap Growth                                Diversified Small Cap Growth

Class A                                         Class A
Class B                                         Class A
Class C                                         Class C
Class Y                                         Class Y

HOW WILL THE REORGANIZATION AFFECT ME?

It is anticipated that the Reorganization will benefit you as follows, although no assurance can be given that the Reorganization will result in any such benefits:

o POTENTIAL COST SAVINGS: Immediately following the Reorganization, Small Cap Growth's shareholders will benefit from lower fund operating expenses. Each Fund's net expenses and Diversified Small Cap Growth's (pro forma) net expenses (total annual fund operating expenses less fee waivers and expense reimbursements) at current asset levels and as of the Funds' most recent fiscal year ended March 31, 2007 are as follows:

      ------------------------------------------------------------------------------------------------------
                                  Small Cap Growth            Diversified Small            Pro Forma*
                                                                  Cap Growth
      ------------------------------------------------------------------------------------------------------
      Class A                           1.70%                       1.40%                     1.40%
      ------------------------------------------------------------------------------------------------------
      Class B                           2.45%                        N/A                       N/A
      ------------------------------------------------------------------------------------------------------
      Class C                           2.45%                       2.15%                     2.15%
      ------------------------------------------------------------------------------------------------------
      Class Y                           1.30%                       1.15%                     1.15%
      ------------------------------------------------------------------------------------------------------

      *Based on Diversified Small Cap Growth's anticipated level of assets after the Reorganization.

o OPERATING EFFICIENCIES: After the Reorganization, operating efficiencies may be achieved by Diversified Small Cap Growth because it will have a greater level of combined assets than Small Cap Growth. As of August 15, 2007, Small Cap Growth's and Diversified Small Cap Growth's total net assets were approximately [$44] million and $14 million, respectively, which, when combined, could lead to operating efficiencies and lower operating costs for the Funds' shareholders.

After the Reorganization, Small Cap Growth will cease to exist and the value of your shares will depend on the performance of Diversified Small Cap Growth. The Advisor will bear the expenses incurred in connection with the Reorganization, except Diversified Small Cap Growth will pay its own federal and state registration fees and any portfolio transaction costs.

Like Small Cap Growth, Diversified Small Cap Growth will declare and pay dividends from net investment income annually and will distribute net realized capital gains at least annually. These dividends and distributions will continue to be reinvested in the same class of shares of Diversified Small Cap Growth you receive in the Reorganization or, if you have so elected, distributed in cash or invested in other funds of the Trust.

WILL I BE ABLE TO PURCHASE AND REDEEM SHARES, CHANGE MY INVESTMENT OPTIONS AND RECEIVE DISTRIBUTIONS THE SAME WAY?

The Reorganization will not affect your right to purchase and redeem shares, to exchange shares, and to receive distributions. After the Reorganization, you will be able to purchase additional shares, redeem shares, exchange shares and receive distributions of Diversified Small Cap Growth in the same way you did for your shares of Small Cap Growth before the Reorganization. For more information, see "Purchase and Redemption Procedures," "Exchange Privileges" and "Dividend Policy" below.

HOW DOES THE BOARD RECOMMEND THAT I VOTE?

The Board, including those Trustees who are not "interested persons" of the Trust, as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Disinterested Trustees"), have concluded that the Reorganization would be in the best interests of Small Cap Growth and Diversified Small Cap Growth, and that shareholders' interests will not be diluted as a result of the Reorganization. Accordingly, the Board has submitted the Plan for the approval of the shareholders of Small Cap Growth.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR PROPOSAL 1 - THE PROPOSED REORGANIZATION.

HOW DO THE FUNDS' INVESTMENT GOALS, PRINCIPAL INVESTMENT STRATEGIES AND RISKS COMPARE?

The investment goals of Small Cap Growth and Diversified Small Cap Growth are identical. The investment strategies for Small Cap Growth are substantially similar to those of Diversified Small Cap Growth. However, Diversified Small Cap Growth invests in small cap companies with a market capitalization of less than $2.5 billion while Small Cap Growth invests in small cap companies with a market capitalization of less than $1.5 billion.

The investment goal of each Fund is non-fundamental, which means that it may be changed by vote of the Board without shareholder approval.

The following tables summarize the investment objectives and principal investment strategies of Small Cap Growth and Diversified Small Cap Growth as set forth in each Fund's Prospectus and Statement of Additional Information.

-----------------------------------------------------------------------------------------------------------------------------------
                       SMALL CAP GROWTH                                DIVERSIFIED SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT             Long-term growth of capital.                    Long-term growth of capital.
GOAL

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL              Small Cap Growth invests, under normal market   Diversified Small Cap Growth invests, under normal market
INVESTMENT             conditions, at least 80% of its assets in       conditions, at least 80% of its assets in common stocks of
STRATEGIES             common stocks of small cap companies. This is   small cap companies. This is a non-fundamental investment
                       a non-fundamental investment policy that the    policy that the Fund can change upon 60 days' prior notice
                       Fund can change upon 60 days' prior notice to   to shareholders. A small cap company has a market
                       shareholders. A small cap company has a         capitalization of less than $2.5 billion. The Fund may
                       market capitalization of less than $1.5         invest in securities in the technology sector.
                       billion. The Fund will seek to maintain a
                       weighted average market capitalization that
                       falls within the range of the Russell 2000
                       Index. The Fund's investments may include
                       securities in the technology sector.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                       The Fund will generally hold approximately
                       80-120 stocks. The Fund will invest in          The Fund will generally hold approximately 80-120 stocks.
                       securities that the Sub-Advisor believes will   The Fund will invest in securities that the Sub-Advisor
                       capitalize on inefficiencies that exist in      believes will capitalize on inefficiencies that exist in
                       the small cap growth market by focusing on:     the small cap growth market by focusing on:

                       o companies that are experiencing improving     o companies that are experiencing improving long-term or
                       long-term or cyclical fundamental trends;       cyclical fundamental trends;

                       o high quality, well-managed companies; and     o high quality, well-managed companies; and

                       o companies with competitive business models.   o companies with competitive business models.


                       The Sub-Advisor employs a four-step
                       investment process:

                       1. Proprietary Quantitative Selection
                       Criteria - The small cap growth stock           The Sub-Advisor employs a four-step investment process:
                       universe is analyzed through a quantitative
                       model and stocks are given rankings along       1. Proprietary Quantitative Selection Criteria - The small
                       four dimensions: fundamental, risk, valuation   cap growth stock universe is analyzed through a
                       and technical. This reduces the universe to a   quantitative model and stocks are given rankings along
                       bulletin of approximately 300 stocks.           four dimensions: fundamental, risk, valuation and
                                                                       technical. This reduces the universe to a bulletin of
                       2. Fundamental Research - Bottom-up             approximately 300 stocks.
                       fundamental research is conducted on the
                       resulting bullpen of stocks along several       2. Fundamental Research - Bottom-up fundamental research
                       dimensions, such as earnings drivers (those     is conducted on the resulting bullpen of stocks along
                       factors that ultimately determine a company's   several dimensions, such as earnings drivers (those
                       ability to grow its earnings), business model   factors that ultimately determine a company's ability to
                       (the strategy used in managing the business),   grow its earnings), business model (the strategy used in
                       and operating margins (the earnings a company   managing the business), and operating margins (the
                       produces before allocating interest expenses,   earnings a company produces before allocating interest
                       taxes, depreciation, etc.)                      expenses, taxes, depreciation, etc.)

                       3. Team Review - A portfolio manager            3. Team Review - A portfolio manager recommends stocks
                       recommends stocks after performing the          after performing the fundamental research. Each portfolio
                       fundamental research. Each portfolio manager    manager specializes in one or more economic sectors, and
                       specializes in one or more economic sectors,    is responsible for making recommendations within that
                       and is responsible for making recommendations   sector. The entire investment team reviews this
                       within that sector. The entire investment       recommendation, determining whether to add it to the Fund
                       team reviews this recommendation, determining   along with the corresponding position weight, if
                       whether to add it to the Fund along with the    applicable.
                       corresponding position weight, if applicable.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       4. Portfolio Construction - The portfolio is constructed
                       4. Portfolio Construction - The portfolio is    subject to guidelines and constraints. A risk overlay is
                       constructed subject to guidelines and           added to ensure optimal positioning with respect to
                       constraints. A risk overlay is added to         macroeconomic trends. Positions are consistently monitored
                       ensure optimal positioning with respect to      and an annual intensive review is conducted to determine
                       macroeconomic trends. Positions are             if drivers of growth are still present in each industry.
                       consistently monitored and an annual
                       intensive review is conducted to determine if
                       drivers of growth are still present in each
                       industry.
-----------------------------------------------------------------------------------------------------------------------------------

Because the Funds have identical investment goals and substantially similar investment strategies, they are subject to similar risks. The principal risks of investing in Small Cap Growth and Diversified Small Cap Growth include:

o MARKET RISK. A Fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. A Fund's investment performance may also be harmed by potentially rapid changes in the prices of equity securities.

o MARKET CAPITALIZATION RISK. Investments primarily in issuers in one market capitalization category (large, medium or small) carry the risk that due to current market conditions that category may be out of favor. Investing in small cap stock may involve more abrupt or erratic market movements than stocks of larger, more established companies.

o TECHNOLOGY SECURITIES. The value of technology securities may fluctuate dramatically and technology securities may be subject to greater than average financial and market risk. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to great degrees of change in their earnings and prospects.

o INVESTMENT STYLE RISK. Different investment styles such as growth or value investing tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.

Each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy may be inconsistent with the Fund's principal investment goal and strategies, and could result in lower returns and loss of market opportunities. For a detailed discussion of the Funds' risks, see the section titled "Risks" below.

The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectus and Statement of Additional Information relating to Small Cap Growth and Diversified Small Cap Growth.

Although Small Cap Growth and Diversified Small Cap Growth have identical investment goals and substantially similar investment strategies, it is expected that a portion of the securities held by Small Cap Growth will be sold in connection with the Reorganization in order to comply with the investment policies and practices of Diversified Small Cap Growth. To the extent such sales occur prior to the Reorganization, the transaction costs will be borne by Small Cap Growth. To the extent such sales occur following the Reorganization, the transaction costs will be borne by Diversified Small Cap Growth. Such costs would be ultimately borne by shareholders.

HOW DO THE FUNDS' FEES AND EXPENSES COMPARE?

Small Cap Growth currently offers four classes of shares: Class A, Class B, Class C and Class Y. Diversified Small Cap Growth currently offers three classes of shares: Class A, Class C and Class Y. As part of the Reorganization, shareholders owning Class A shares of Small Cap Growth will own Class A shares of Diversified Small Cap Growth. Shareholders owning Class B shares of Small Cap Growth will own Class A shares of Diversified Small Cap Growth. Shareholders owning Class C shares of Small Cap Growth will own Class C shares of Diversified Small Cap Growth. Shareholders owning Class Y shares of Small Cap Growth will own Class Y shares of Diversified Small Cap Growth. You will not pay any initial sales charges in connection with the Reorganization. . In addition, Class B shareholders of Small Cap Growth will not pay any contingent deferred sales charges in connection with the Reorganization.

The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The table titled "Annual Fund Operating Expenses" shows you what the fees and expenses are estimated to be assuming the Reorganization takes place. Class A shares of the Small Cap Growth and Diversified Small Cap Growth are sold with a front-end sales charge. Class B shares of Small Cap Growth are sold with a contingent deferred sales charge ("CDSC") and will be converted to Class A shares after approximately eight years with an annual 12b-1 fee of 0.25%. Class C shares of Small Cap Growth are sold with a lower CDSC but they do not convert to Class A shares after a stated period of time and are subject to an annual 12b-1 fee of 1.00%. Class Y shares of Small Cap Growth and Diversified Small Cap Growth are sold at NAV, without an initial sales charge and are not subject to a 12b-1 fee or CDSC, but are subject to higher initial investment requirements than the other share classes.

The fees and expenses for the shares of Small Cap Growth and Diversified Small Cap Growth set forth in the following tables and in the examples are based on the expenses for Small Cap Growth and Diversified Small Cap Growth for the fiscal year ended March 31, 2007.

The shares of the Funds are subject to the sales charges as set forth in the table below. Class A shares of Diversified Small Cap Growth have a front-end sales charge, although existing shareholders of Class B shares of Small Cap Growth will not pay any sales charge in connection with the shares of Diversified Small Cap Growth received in the Reorganization. In addition, you will not pay a charge for those shares purchased in connection with the reinvestment of your dividends.

Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Small Cap            Diversified Small            Diversified Small
                                                          Growth                  Cap Growth                   Cap Growth
                                                          Class A                  Class A                      Class A
                                                                                                            Pro Forma After
                                                                                                             Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a          5.75%(1)                  5.75%(1)                     5.75%(1)
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a percentage            None(2)                  None(2)                      None(2)
of original purchase price or the amount
redeemed, whichever is less)
-----------------------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                      Up to $15                Up to $15                    Up to $15
-----------------------------------------------------------------------------------------------------------------------------------

(1) Investors may pay a reduced sales charge on very large purchases. The sales charge is not applicable to Small Cap Growth's shareholders.

(2) Purchasers of $1 million or more do not pay a front-end sales charge, but may pay a CDSC of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                         Small Cap            Diversified Small            Diversified Small
                                                          Growth                  Cap Growth                   Cap Growth
                                                          Class A                  Class A                      Class A
                                                                                                            Pro Forma After
                                                                                                             Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                            1.25%                    1.05%                        1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or                                0.25%                    0.25%                        0.25%
Shareholder Services Fees
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                             0.91%                    1.30%                        1.30%
    Administration Fees                                    0.20%                    0.20%                        0.20%
    Other Expenses                                         0.71%                    1.10%                        1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating                                2.41%                    2.60%                        2.60%
Expenses Before Contractual Fee
Waiver/Expense Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee                                    (0.71%)(1)                (1.20%)(2)                   (1.20%)(2)
Waiver/Expense Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                             1.70%(3)                   1.40%                        1.40%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.70% for Class A shares. This expense limitation will remain in effect until at least March 31, 2008.

(2) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.40% for Class A shares. This expense limitation will remain in effect until at least March 31, 2008.

(3) Net Expenses shown above reflect a change in the Fund's operating expenses that took effect on January 1, 2007 and will differ from the Net Expenses reflected in the Fund's Annual Report for March 31, 2007. The actual Net Expenses for the Fund for the fiscal year ended March 31, 2007 were 1.90% for Class A shares.

Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Small Cap Growth       Diversified Small Cap       Diversified Small Cap
                                                           Class B                    Growth                      Growth
                                                                                     Class A                     Class A
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a              None                    5.75%(1)                    5.75%(1)
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a percentage of          5.00%(2)                  None(3)                     None(3)
original purchase price or the amount redeemed,
whichever is less)
-----------------------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15                 Up to $15                   Up to $15
-----------------------------------------------------------------------------------------------------------------------------------

(1) Investors may pay a reduced sales charge on very large purchases. The sales charge is not applicable to Small Cap Growth's shareholders.

(2) Investors may pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in the Fund's Prospectus.

(3) Purchasers of $1 million or more do not pay a front-end sales charge, but may pay a CDSC of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Small Cap Growth       Diversified Small Cap       Diversified Small Cap
                                                           Class B                    Growth                      Growth
                                                                                     Class A                     Class A
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                             1.25%                     1.05%                       1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or Shareholder Services            1.00%                     0.25%                       0.25%
Fees
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                              0.94%                     1.30%                       1.30%
    Administration Fees                                     0.20%                     0.20%                       0.20%
    Other Expenses                                          0.74%                     1.10%                       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before                 3.19%                     2.60%                       2.60%
Contractual Fee Waiver/Expense Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee Waiver/Expense Reimbursement         (0.74%)(1)                (1.20%)(2)                  (1.20%)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                               2.45%(3)                   1.40%                       1.40%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 2.45% for Class B shares. This expense limitation will remain in effect until at least March 31, 2008.

(2) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.40% for Class A shares. This expense limitation will remain in effect until at least March 31, 2008.

(3) Net Expenses shown above reflect a change in the Fund's operating expenses that took effect on January 1, 2007 and will differ from the Net Expenses reflected in the Fund's Annual Report for March 31, 2007. The actual Net Expenses for the Fund for the fiscal year ended March 31, 2007 were 2.66% for Class B shares.

Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Small Cap             Diversified Small           Diversified Small
                                                            Growth                  Cap Growth                  Cap Growth
                                                           Class C                   Class C                     Class C
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a              None                      None                        None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a percentage of          1.00%(1)                  1.00%(1)                    1.00%(1)
original purchase price or the amount redeemed,
whichever is less)
-----------------------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                       Up to $15                 Up to $15                   Up to $15
-----------------------------------------------------------------------------------------------------------------------------------

(1) The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in the Prospectus.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Small Cap Growth       Diversified Small Cap       Diversified Small Cap
                                                           Class C                    Growth                      Growth
                                                                                     Class C                     Class C
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                             1.25%                     1.05%                       1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or Shareholder Services            1.00%                     1.00%                       1.00%
Fees
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                              0.89%                    1.30%(1)                    1.30%(1)
    Administration Fees                                     0.20%                     0.20%                       0.20%
    Other Expenses                                          0.69%                     1.10%                       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before                 3.14%                     3.35%                       3.35%
Contractual Fee Waiver/Expense Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee Waiver/Expense Reimbursement         (0.69%)(2)                (1.20%)(3)                  (1.20%)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                               2.45%(4)                   2.15%                       2.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) "Other Expenses" for Class C shares are based on estimated amounts for the current fiscal year.

(2) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 2.45% for Class C shares. This expense limitation will remain in effect until at least March 31, 2008.

(3) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 2.15% for Class C shares. This expense limitation will remain in effect until August 1, 2008.

(4) Net Expenses shown above reflect a change in the Fund's operating expenses that took effect on January 1, 2007 and will differ from the Net Expenses reflected in the Fund's Annual Report for March 31, 2007. The actual Net Expenses for the Fund for the fiscal year ended March 31, 2007 were 2.67% for Class C shares.

Shareholder Fees (fees paid directly from your investment)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Small Cap Growth       Diversified Small Cap       Diversified Small Cap
                                                           Class Y                    Growth                      Growth
                                                                                     Class Y                     Class Y
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases (as a              None                      None                        None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (as a percentage of            None                      None                        None
original purchase price or the amount redeemed,
whichever is less)
-----------------------------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                          None                      None                        None
-----------------------------------------------------------------------------------------------------------------------------------

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Small Cap Growth       Diversified Small Cap       Diversified Small Cap
                                                           Class Y                    Growth                      Growth
                                                                                     Class Y                     Class Y
                                                                                                             Pro Forma After
                                                                                                              Reorganization
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                             1.25%                     1.05%                       1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) and/or Shareholder Services             None                      None                        None
Fees
-----------------------------------------------------------------------------------------------------------------------------------
Other Expenses                                              0.41%                     1.30%                       1.30%
    Administration Fees                                     0.20%                     0.20%                       0.20%
    Other Expenses                                          0.21%                     1.10%                       1.10%
-----------------------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses Before                 1.66%                     2.35%                       2.35%
Contractual Fee Waiver/Expense Reimbursement
-----------------------------------------------------------------------------------------------------------------------------------
Less Contractual Fee Waiver/Expense Reimbursement         (0.36%)(1)                (1.20%)(2)                  (1.20%)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                               1.30%(3)                   1.15%                       1.15%
-----------------------------------------------------------------------------------------------------------------------------------

(1) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.30%. This expense limitation will remain in effect until at least March 31, 2008.

(2) Effective August 1, 2007, the Advisor and the Trust have entered into an Expense Limitation Agreement whereby the Advisor has agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 1.15%. This expense limitation will remain in effect until at least March 31, 2008.

(3) Net Expenses shown above reflect a change in the Fund's operating expenses that took effect on January 1, 2007 and will differ from the Net Expenses reflected in the Fund's Annual Report for March 31, 2007. The actual Net Expenses for the Fund for the fiscal year ended March 31, 2007 were 1.55% for Class Y shares.

The tables below show examples of the total expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The examples are intended to help you compare the cost of investing in Small Cap Growth versus Diversified Small Cap Growth and Diversified Small Cap Growth (Pro Forma), assuming the Reorganization takes place. The examples assume a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The following tables also assume that total annual operating expenses remain the same and that all expense limitations remain in effect only through March 1, 2008. The examples are for illustration only, and your actual costs may be higher or lower.

Examples of Fund Expenses

--------------------------------------------------------------------------------------------------------------
                                                 One Year      Three Years       Five Years       Ten Years
--------------------------------------------------------------------------------------------------------------
Small Cap Growth - Class A                         $738           $1,219           $1,726          $3,112
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth - Class A             $709           $1,229           $1,775          $3,256
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Pro Forma             $709           $1,229           $1,775          $3,256
- Class A
--------------------------------------------------------------------------------------------------------------
                                                 One Year      Three Years       Five Years       Ten Years
--------------------------------------------------------------------------------------------------------------
Small Cap Growth - Class B                         $648           $1,114           $1,705          $3,262
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth - Class A             $709           $1,229           $1,775          $3,256
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Pro Forma             $709           $1,229           $1,775          $3,256
- Class A
--------------------------------------------------------------------------------------------------------------
                                                 One Year      Three Years       Five Years       Ten Years
--------------------------------------------------------------------------------------------------------------
Small Cap Growth - Class C                         $248            $904            $1,585          $3,400
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth - Class C             $318            $919            $1,642          $3,559
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Pro Forma             $318            $919            $1,642          $3,559
- Class C
--------------------------------------------------------------------------------------------------------------
                                                 One Year      Three Years       Five Years       Ten Years
--------------------------------------------------------------------------------------------------------------
Small Cap Growth - Class Y                         $132            $488             $868           $1,935
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth - Class Y             $117            $618            $1,146          $2,594
--------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth Pro Forma             $117            $618            $1,146          $2,594
- Class Y
--------------------------------------------------------------------------------------------------------------

HOW DO THE FUNDS' PERFORMANCE RECORDS COMPARE?

The following bar chart shows how Small Cap Growth has performed in the past. Diversified Small Cap Growth began its operations in September 2006 and has not had a full calendar year of operations. Accordingly, Diversified Small Cap Growth's performance is not included below. A Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future.

Year-by-Year Total Return (%)

The chart below shows the percentage gain or loss for the shares of Small Cap Growth for each full calendar year since the inception of the Fund on October 21, 2002. This chart should give you a general idea of the risks of investing in Small Cap Growth by showing how the Fund's return has varied from year to year. This chart does not reflect any sales charges. The Fund can also experience short-term performance swings as indicated in the best and worst quarter information at the bottom of the chart.

[BAR CHART OMITTED]

     2003         55.33%
     2004         6.88%
     2005         1.37%
     2006         1.97%

              The year-to-date return of the Fund's Class A shares
                         as of June 30, 2007 is 5.78%.

                     Best Quarter: 2nd Quarter 2003 +27.30%
                     Worst Quarter: 2nd Quarter 2006 -13.06%

The next table lists the average annual total return (before and after taxes) of the Class A, Class B, Class C and Class Y shares of Small Cap Growth for the past calendar year and since inception (through December 31, 2006). This table includes the effects of Fund expenses and is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with an appropriate widely recognized index of securities, a description of which can be found following the table. An index does not reflect fees or expenses. It is not possible to invest directly in an index.

Average Annual Total Returns (for the period ended 12/31/2006)

------------------------------------------------------------------------------------------------
                                                      1 YEAR ENDED
                                                        12/31/06           SINCE INCEPTION(1)
------------------------------------------------------------------------------------------------
SMALL CAP GROWTH - CLASS A

------------------------------------------------------------------------------------------------
Return before taxes                                       -3.88%                  12.60%

------------------------------------------------------------------------------------------------
Return after taxes on distributions                       -3.88%                  12.20%

------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of           -2.52%                  10.76%
fund shares

------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              13.35%                  19.51%

------------------------------------------------------------------------------------------------
SMALL CAP GROWTH - CLASS B

------------------------------------------------------------------------------------------------
Return before taxes                                       -2.68%                  13.29%

------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              13.35%                  19.51%

------------------------------------------------------------------------------------------------
SMALL CAP GROWTH - CLASS C

------------------------------------------------------------------------------------------------
Return before taxes                                        1.32%                  13.47%

------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              13.35%                  19.51%

------------------------------------------------------------------------------------------------
SMALL CAP GROWTH - CLASS Y

------------------------------------------------------------------------------------------------
Return before taxes                                        2.44%                   4.39%

------------------------------------------------------------------------------------------------
Russell 2000 Growth Index(2)                              13.35%                  10.98%
------------------------------------------------------------------------------------------------

(1) Returns for Class A, Class B and Class C shares are shown from the commencement of operations on October 21, 2002. Returns for Class Y shares are shown from the commencement of operations on March 5, 2004.

(2) The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders' accounts. Important information about Diversified Small Cap Growth is also contained in management's discussion of Diversified Small Cap Growth's performance that appears in the most recent Annual Report of the Trust relating to the Fund.

WHO WILL BE THE INVESTMENT ADVISOR OF MY FUND AFTER THE REORGANIZATION? WHAT WILL THE ADVISORY AND SUB-ADVISORY FEES BE AFTER THE REORGANIZATION?

Management of the Funds

The Board is responsible for and supervises the overall management of Small Cap Growth and Diversified Small Cap Growth.

Advisor

Touchstone Advisors, Inc. is the investment advisor for each Fund. The Advisor has contracted with the Sub-Advisor (as defined below) to make the day-to-day investment decisions for each of the Funds. The Advisor is responsible for overseeing the Trust's sub-advisors, including each Sub-Advisor, and for making recommendations to the Board relating to hiring and replacing the sub-advisors. As of June 30, 2007, the Advisor had assets under management of approximately $8.2 billion. The Advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

The SEC has granted an exemptive order that permits the Trust or the Advisor, under certain conditions, to select or change unaffiliated Sub-Advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a Sub-Advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a Sub-Advisor to one or more Touchstone Funds.

Sub-Advisors

Prior to September 13, 2007, Small Cap Growth's assets were allocated between two sub-advisors, each investing in a different market capitalization. Longwood Investment Advisors, Inc. managed approximately 60% of the Fund's assets, consisting of small cap stocks, and Bjurman, Barry & Associates managed approximately 40% of the Fund's assets, consisting of micro cap stocks. As of September 13, 2007, all of Small Cap Growth's assets are managed by Fort Washington Investment Advisors Inc. ("FWIA") pursuant to an interim investment sub-advisory agreement.

Upon the Reorganization, Diversified Small Cap Growth will continue to be solely managed by its current Sub-Advisor, FWIA. FWIA is located at The Huntington Center, 41 South High Street, Suite 2495, Columbus, Ohio 43215.

FWIA has been a registered investment advisor since 1990 and has managed Diversified Small Cap Growth since its inception. The Fund is managed by an investment committee of FWIA, which consists of four members. The investment committee makes the investment decisions for the Fund, and is primarily responsible for the day-to-day management of the Fund's portfolio. The four members of the investment committee are listed below.

Richard R. Jandrain III, Managing Director - Growth Equity. Mr. Jandrain joined FWIA in 2004 as Managing Director, Vice President and Senior Portfolio Manager. He was Chief Equity Strategist and Chief Investment Officer of Equities with Banc One Investment Advisors Corporation from 1992 to 2004.

Daniel J. Kapusta, Senior Portfolio Manager. Mr. Kapusta joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was a Growth Team Leader, Portfolio Manager, Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1992 to 2004.

David K. Robinson, CFA, Senior Portfolio Manager. Mr. Robinson joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was a Portfolio Manager and Senior Equity Research Analyst with Banc One Investment Advisors Corporation from 1994 to 2004. Bihag Patel, CFA, Senior Portfolio Manager. Mr. Patel joined FWIA in 2004 as Vice President and Senior Portfolio Manager. He was a Portfolio Manager and Senior Equity Analyst with Banc One Investment Advisors Corporation from 1998 to 2004.

Investment strategy, asset allocation, portfolio construction, research and security selection are handled by the investment committee in an interactive environment. Each committee member is responsible for an entire sector of the small cap growth market plus, since it represents a relatively small portion of the market, a portion of the finance sector, as noted below:

            o     Richard Jandrain - Technology & Finance (REITs)

            o     Daniel Kapusta - Consumer & Finance (Diversified)

            o     David Robinson - Industrial & Finance (Banks)

            o     Bihag Patel - Healthcare & Finance (Insurance)

As Managing Director for FWIA, Mr. Jandrain has ultimate responsibility for overall portfolio management.

FWIA is an affiliate of the Advisor. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep FWIA as the Fund's Sub-Advisor. The Board reviews the Advisor's decisions with respect to the retention of FWIA, to reduce the possibility of a conflict of interest situation.

Advisory Fees

Small Cap Growth pays the Advisor a monthly investment advisory fee at the annual rate of 1.25% of the Fund's average daily net assets. Diversified Small Cap Growth pays the Advisor a monthly investment advisory fee at the annual rate of 1.05% of the Fund's average daily net assets.

The Advisor may, at its discretion, reduce or waive its fee or reimburse each Fund for certain of its other expenses in order to reduce the expense ratios. The Advisor has contractually agreed to waive fees and reimburse expenses in order to limit the Funds' annual operating expenses. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from the Advisor's waiver obligations. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until March 31, 2008, except the fee waivers and expense reimbursements for Diversified Small Cap Growth Class C which will remain in effect until at least August 1, 2008.

Sub-Advisory Fees

Under the terms of the Sub-Advisory Agreement, FWIA is paid by the Advisor for providing sub-advisory services to Diversified Small Cap Growth at an annualized rate of 0.50% of the Fund's average daily net assets. The Fund does not pay a fee to the Sub-Advisor.

WHAT WILL BE THE PRIMARY FEDERAL TAX CONSEQUENCES OF THE REORGANIZATION?

It is anticipated that the Reorganization will constitute a tax-free reorganization for federal income tax purposes. It is a condition to each Fund's obligation to complete the Reorganization that such Fund will have received an opinion from Morgan, Lewis & Bockius LLP, based upon representations made by the Funds, and upon certain assumptions, substantially to the effect that the Reorganization will qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

RISKS

ARE THE RISK FACTORS FOR THE FUNDS SIMILAR?

Yes. The risk factors are similar due to the identical investment goals and substantially similar investment strategies of Small Cap Growth and Diversified Small Cap Growth. However, Small Cap Growth may be subject to higher risk than Diversified Small Cap Growth due to its investments in micro cap stocks.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN EACH FUND?

An investment in either Fund is subject to certain risks. There is no assurance that the investment performance of any Fund will be positive or that the Funds will meet their investment goals. Loss of money is a risk of investing in either of these Funds. The following discussions highlight the primary risks associated with an investment in each Fund.

MARKET RISK. Each Fund normally invests its assets primarily in common stocks and is subject to the market risk. Stock prices in general may decline over short or even extended periods, regardless of the success or failure of a particular company's operations. Stock markets tend to run in cycles, with periods when stock prices generally go up and periods when they generally go down. In addition, stocks fall into four broad market capitalization categories
- large cap, mid cap, small cap and micro cap. Investing primarily in one category carries the risk that due to market conditions, that category may be out of favor. For example, if valuations of large cap companies appear to be greatly out of proportion to the valuations of smaller cap companies, investors may migrate to the stocks of smaller-sized companies, causing a fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. The prices of stocks tend to go up and down more than the prices of bonds.

MARKET CAPITALIZATION RISK. Small Cap Growth normally invests at least 80% of the Fund's assets in the securities of companies with market capitalizations less than $1.5 billion. Diversified Small Cap Growth normally invests at least 80% of the Fund's assets in the securities of companies with market capitalizations less than $2.5 billion.

Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. Investing in small cap stocks may involve more abrupt or erratic market movements than investing in stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of change in their earnings and prospects.

INVESTMENT STYLE RISK. Each Fund invests in "growth" stocks. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor. Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds may underperform when growth investing is in favor.

TECHNOLOGY SECURITIES. Both Funds may invest in securities of the technology sector. The value of technology securities may fluctuate dramatically, and technology securities may be subject to greater than average financial and market risk. Investments in the high technology sector include the risk that certain products may be subject to competitive pressures and aggressive pricing and may become obsolete, and the risk that new products will not meet expectations or even reach the market.

ARE THERE ANY OTHER RISKS OF INVESTING IN EACH FUND?

FOREIGN RISK. Investing in foreign securities poses unique risks such as fluctuation in currency exchange rates, market illiquidity, price volatility, high trading costs, difficulties in settlement, regulations on stock exchanges, limits on foreign ownership, less stringent accounting, reporting and disclosure requirements, and other considerations. Diplomatic, political or economic developments, including nationalization or appropriation, could affect investments in foreign securities. In the past, equity and debt instruments of foreign markets have had more frequent and larger price changes than those of U.S. markets.

EMERGING MARKET COUNTRIES. Investments in countries that are still relatively underdeveloped involve exposure to economic structures that are generally less diverse and mature than those in the U.S. and to political and legal systems that may be less stable. In the past, markets of developing countries have had more frequent and larger price changes than those of developed countries. Economic or political changes may cause larger price changes in these securities than in other foreign securities.

OTHER RISKS. Each Fund may invest some or all of its assets in money market instruments or utilize other investment strategies as a temporary defensive measure during, or in anticipation of, adverse market conditions. This strategy may be inconsistent with the Funds' principal investment goal and strategies, and could result in lower returns and loss of market opportunities.

INFORMATION ABOUT PROPOSAL 1 - REORGANIZATION

REASONS FOR THE REORGANIZATION

The Reorganization is designed to eliminate the offering of overlapping funds with similar investment goals and similar investment strategies that are managed by the Advisor. The Reorganization may lead to potential efficiencies and economies of scale for shareholders. Also, the Reorganization could result in lower operating expenses by reducing certain fund expenses associated with operating multiple funds.

At a regular meeting held on August 15, 2007, the Board, including the Disinterested Trustees, considered and approved the Reorganization, determined that the Reorganization was in the best interests of shareholders of Small Cap Growth and Diversified Small Cap Growth, and further determined that the interests of existing shareholders of Small Cap Growth will not be diluted as a result of the transaction contemplated by the Reorganization. In evaluating the Reorganization, the Board requested and reviewed, with the assistance of independent counsel, materials furnished by the Advisor. These materials included written information regarding operations and financial conditions of the Funds and principal terms and conditions of the Reorganization, including the intention that the Reorganization be consummated on a tax-free basis for Small Cap Growth and its respective shareholders. The Board noted that Diversified Small Cap Growth will have an identical investment goal and substantially similar investment strategies to those of Small Cap Growth. In addition, on a pro forma basis after the Reorganization, net operating expenses of Diversified Small Cap Growth are anticipated to be lower than those of Small Cap Growth.

The Board was also advised that as of August 15, 2007, Small Cap Growth had net assets of approximately $44 million, and Diversified Small Cap Growth had assets of approximately $14 million at that date. If the Reorganization is approved, the Funds' combined assets could lead to operating efficiencies and lower operating costs for the Funds' shareholders. Accordingly, by merging Small Cap Growth and Diversified Small Cap Growth, shareholders would enjoy a greater asset base over which fund expenses may be spread. The Board considered that if the Plan is approved, shareholders of Small Cap Growth would realize an immediate reduction in the net operating expenses paid on their investment, although there can be no assurance that operational savings will be realized.

In addition, the Board considered, among other things:

      o     the terms and conditions of the Reorganization;

      o the investment advisory and other fees paid by the Funds and the projected expense ratios of Diversified Small Cap Growth as compared with those of Small Cap Growth;

      o the advice and recommendation of the Advisor, including its opinion that in light of the foregoing, the Reorganization would be in the best interests of Small Cap Growth, Diversified Small Cap Growth and their shareholders;

      o the expenses of the Reorganization would not be borne by Small Cap Growth's shareholders;

      o the identical investment goals and substantially similar investment strategies of the Funds and their compatibility with each other;

      o the fact that Diversified Small Cap Growth will assume all of the liabilities of Small Cap Growth;

      o the benefits to shareholders, including operating efficiencies, which may be achieved from the Reorganization;

      o the anticipated tax-free nature of the Reorganization for Small Cap Growth and its shareholders for federal income tax purposes; and

      o alternatives available to shareholders of Small Cap Growth, including the ability to redeem their shares.

During their consideration of the Reorganization, the Board was advised by Fund counsel and counsel to the Disinterested Trustees regarding the legal issues involved.

After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the Board concluded that the Reorganization would be in the best interests of Small Cap Growth, Diversified Small Cap Growth and their respective shareholders. Consequently, they approved the Plan and directed that the Plan be submitted to shareholders of Small Cap Growth for approval.

At a special telephonic meeting held on September 12, 2007, the Board considered the impact of the termination of Small Cap Growth's former sub-advisors and the appointment of FWIA as Sub-Advisor to the Fund on the Reorganization, and concluded that the expected continuity of day-to-day Fund management was consistent with the goals of the Reorganization.

The Board, including the Disinterested Trustees, has also approved the Plan on behalf of Diversified Small Cap Growth.

AGREEMENT AND PLAN OF REORGANIZATION

The following summary is qualified in its entirety by reference to the Plan (a copy of which is attached as Exhibit A to this Prospectus/Proxy Statement).

The Plan provides that all of the assets of Small Cap Growth will be acquired by Diversified Small Cap Growth in exchange for Class A, Class C and Class Y shares of Diversified Small Cap Growth, and the assumption by Diversified Small Cap Growth of all of the liabilities of Small Cap Growth on or about December 15, 2007 or such other date as may be agreed upon by the parties (the "Closing Date"). Prior to the Closing Date, Small Cap Growth will endeavor to discharge all of its known liabilities and obligations. Small Cap Growth will prepare an unaudited statement of its assets and liabilities as of the close of business on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time, on the business day immediately preceding the Closing Date (the "Valuation Date").

At or prior to the Closing Date, Small Cap Growth will declare a dividend or dividends and distribution or distributions which, together with all previous dividends and distributions, shall have the effect of distributing to the Fund's shareholders all of the Fund's investment company taxable income for the taxable period ending on the Closing Date (computed without regard to any deduction for dividends paid), all of the Fund's net tax exempt income and all of its net capital gains realized in all taxable periods ending on the Closing Date (after reductions for any capital loss carryforward). Although Small Cap Growth does not expect that a significant amount of investments in the pro forma portfolio of investments dated March 31, 2007 must be sold as a result of the Reorganization, to the extent such sales occur, the Fund may realize capital gains upon the sale of its portfolio holdings.

The number of full and fractional Class A, Class C and Class Y shares of Diversified Small Cap Growth to be received by the shareholders of Small Cap Growth will be determined by multiplying each number of outstanding Class A, Class B, Class C and Class Y shares of Small Cap Growth by a ratio which shall be computed by dividing the net asset value per share of the Class A, Class B, Class C and Class Y shares of Small Cap Growth by the net asset value per share of the Class A, Class C and Class Y shares of Diversified Small Cap Growth. These computations will take place as of the Valuation Date.

JPMorgan, the accounting agent of the Funds, will compute the value of each Fund's respective portfolio of securities. The method of valuation employed will be consistent with the procedures set forth in the Prospectus and Statement of Additional Information of Diversified Small Cap Growth, Rule 22c-1 under the 1940 Act, and the interpretations of that Rule by the staff of the SEC's Division of Investment Management.

As soon after the Closing Date as conveniently practicable, Small Cap Growth will liquidate and distribute pro rata to the shareholders of record determined as of the close of business on the Closing Date the full and fractional shares of Diversified Small Cap Growth received by Small Cap Growth. The liquidation and distribution will be accomplished by the establishment of accounts in the names of Small Cap Growth's shareholders on Diversified Small Cap Growth's share records of its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Diversified Small Cap Growth due to Small Cap Growth's shareholders. All issued and outstanding shares of Small Cap Growth will be canceled. The shares of Diversified Small Cap Growth to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, Small Cap Growth will be terminated as a series of the Trust.

The consummation of the Reorganization is subject to the conditions set forth in the Plan, including approval, as applicable, by Small Cap Growth's shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding the approval of Small Cap Growth's shareholders, the Plan may be terminated: (a) by the mutual agreement of Small Cap Growth and Diversified Small Cap Growth; or (b) at or prior to the Closing Date by either party (1) because of a breach by the other party of any representation, warranty, or agreement contained in the Plan to be performed at or prior to the Closing Date, if not cured within 30 days, or (2) because a condition expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met. To the extent permitted by law and subject to the terms of the Plan, the Funds may also agree to terminate and abandon the Plan at any time before the approval of Small Cap Growth's shareholders. Following the Meeting, no amendment may be made to the Plan that would have the effect of changing the provisions for determining the number of the shares of Diversified Small Cap Growth to be issued to the shareholders of Small Cap Growth without shareholder approval. Any material amendment to the Plan is subject to review by the Board to ensure that it is in the best interest of the shareholders of each Fund.

Whether or not the Reorganization is consummated, the Advisor will bear the expenses incurred in connection with the Reorganization.

If Small Cap Growth's shareholders do not approve the Proposal 1 - Reorganization, the Board will consider other possible courses of action in the best interests of shareholders.

FEDERAL INCOME TAX CONSEQUENCES

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, Diversified Small Cap Growth and Small Cap Growth, as applicable, will receive an opinion from the law firm of Morgan, Lewis & Bockius LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations made by the Funds, for federal income tax purposes, upon consummation of the Reorganization:

      (1) The transfer of all of the assets of Small Cap Growth solely in exchange for shares of Diversified Small Cap Growth and the assumption by Diversified Small Cap Growth of the liabilities of Small Cap Growth followed by the distribution of Diversified Small Cap Growth's shares to the shareholders of Small Cap Growth in dissolution and liquidation of Small Cap Growth, will constitute a "reorganization" within the meaning of section 368(a) of the Code, and Diversified Small Cap Growth and Small Cap Growth will each be a "party to a reorganization" within the meaning of section 368(b) of the Code;

      (2) No gain or loss will be recognized by Diversified Small Cap Growth upon the receipt of the assets of Small Cap Growth solely in exchange for the shares of Diversified Small Cap Growth and the assumption by Diversified Small Cap Growth of the liabilities of Small Cap Growth;

      (3) No gain or loss will be recognized by Small Cap Growth upon the transfer of all of its assets to Diversified Small Cap Growth solely in exchange for Diversified Small Cap Growth's shares and the assumption by Diversified Small Cap Growth of the liabilities of Small Cap Growth or upon the distribution of Diversified Small Cap Growth's shares to Small Cap Growth's shareholders in exchange for their shares of Small Cap Growth;

      (4) No gain or loss will be recognized by Small Cap Growth's shareholders upon the exchange of their shares of Small Cap Growth for shares of Diversified Small Cap Growth in liquidation of Small Cap Growth;

      (5) The aggregate tax basis of the shares of Diversified Small Cap Growth received by each shareholder of Small Cap Growth pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of Small Cap Growth held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Diversified Small Cap Growth received by each shareholder of Small Cap Growth will include the period during which the shares of Small Cap Growth exchanged therefore were held by such shareholder (provided that the shares of Small Cap Growth were held as a capital asset on the date of the Reorganization);

      (6) The tax basis of the assets of Small Cap Growth acquired by Diversified Small Cap Growth will be the same as the tax basis of such assets to Small Cap Growth immediately prior to the Reorganization, and the holding period of such assets in the hands of Diversified Small Cap Growth will include the period during which the assets were held by Small Cap Growth; and

      (7) Diversified Small Cap Growth will succeed to and take into account capital loss carryovers, if any, of Small Cap Growth described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381(b) and (c), 382, 383 and 384 of the Code and the regulations thereunder.

No opinion, however, will be expressed as to the effect of the Reorganization on
(i) Small Cap Growth or Diversified Small Cap Growth with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting or (ii) any shareholder of Small Cap Growth that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall be based on customary assumptions and such representations as Morgan, Lewis & Bockius LLP may reasonably request.

Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax free reorganization under the Code, a shareholder of Small Cap Growth would recognize a taxable gain or loss equal to the difference between its tax basis in its Small Cap Growth shares and the fair market value of the shares of Diversified Small Cap Growth it received. . However, in addition to the opinion from Morgan, Lewis & Bockius LLP, the Trust has requested a private letter ruling from the Internal Revenue Service with respect to the qualification of the Reorganization as a tax free reorganization under the Code.

Diversified Small Cap Growth's utilization after the Reorganization of any pre-Reorganization losses realized by Small Cap Growth to offset gains realized by Diversified Small Cap Growth could be subject to limitation in future years.

PRO FORMA CAPITALIZATION

The following table sets forth the capitalization of Small Cap Growth and Diversified Small Cap Growth, and the capitalization of Diversified Small Cap Growth on a pro forma basis as of March 31, 2007, giving effect to the proposed acquisition of assets at net asset value. The pro forma data reflects an exchange ratio of approximately 1.43 Class A shares, 1.39 Class A share, 1.00 Class C shares and 1.44 Class Y shares of Diversified Small Cap Growth for each Class A, Class B, Class C and Class Y share of Small Cap Growth.

---------------------------------------------------------------------------------------------------------------------
                                         CLASS A             CLASS B             CLASS C              CLASS Y
---------------------------------------------------------------------------------------------------------------------
Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
Net Assets                             $32,662,308         $4,876,111           $8,727,626          $16,006,314
---------------------------------------------------------------------------------------------------------------------
Shares Outstanding                      1,965,252            302,229             540,540              951,731
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                $16.62              $16.13               $16.15               $16.82
---------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth
---------------------------------------------------------------------------------------------------------------------
Net Assets                             $5,846,348              N/A                 N/A               $6,128,097
---------------------------------------------------------------------------------------------------------------------
Shares Outstanding                       502,296               N/A                 N/A                525,756
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                $11.64                N/A                 N/A                 $11.66
---------------------------------------------------------------------------------------------------------------------
Diversified Small Cap Growth (pro
forma)
---------------------------------------------------------------------------------------------------------------------
Net Assets                             $43,384,767             N/A              $8,727,626          $22,134,411
---------------------------------------------------------------------------------------------------------------------
Shares Outstanding                      3,727,246              N/A               540,540             1,898,510
---------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share                $11.64                N/A                $16.15               $11.66
---------------------------------------------------------------------------------------------------------------------

The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganization; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the Reorganization.

ADDITIONAL INFORMATION ABOUT THE FUNDS

DISTRIBUTION OF SHARES

Touchstone Securities, Inc. ("TSI") is the principal underwriter of the Trust and, as such, the exclusive agent for distribution of the Trust's shares. Shares of the Funds are sold in a continuous offering directly through TSI, through financial advisors and financial intermediaries or through processing organizations. TSI currently allows concessions to dealers who sell shares of the Funds. TSI receives that portion of the sales charge that is not reallowed to the dealers who sell shares of a Fund. TSI retains the entire sales charge on all direct initial investments in a Fund and on all investments in accounts with no designated dealer of record. TSI is an affiliate of the Advisor by reason of common ownership.

Diversified Small Cap Growth offers Class A, Class C and Class Y shares. Class A shares are subject to a maximum front-end sales charge of 5.75% and a 0.25% 12b-1 distribution fee. Class C shares are subject to a CDSC of 1.00% and a 1.00% 12b-1 distribution fee. Class Y shares are sold without a sales charge or 12b-1 distribution fee.

With respect to Class A and Class C shares, Diversified Small Cap Growth has adopted a plan of distribution under Rule 12b-1 of the 1940 Act pursuant to which Class A and Class C shares may pay TSI up to 0.25% and 1.00%, respectively, for the sale and distribution of its shares and for services provided to shareholders. With respect to Class A, Class B and Class C shares, Small Cap Growth has adopted a plan of distribution under Rule 12b-1 of the 1940 Act pursuant to which Class A, Class B and Class C shares may pay TSI up to 0.25%, 1.00% and 1.00%, respectively. With respect to Class B and Class C shares of the Funds, TSI may be paid 0.25% for shareholder service fees and 0.75% for distribution payments but not exceeding 1.00% in aggregate.

In the proposed Reorganization, (i) Class A shareholders of Small Cap Growth will receive Class A shares of Diversified Small Cap Growth; (ii) Class B shareholders of Small Cap Growth will receive Class A shares of Diversified Small Cap Growth; (iii) Class C shareholders of Small Cap Growth will receive Class C shares of Diversified Small Cap Growth; and (iv) Class Y shareholders of Small Cap Growth will receive Class Y shares of Diversified Small Cap Growth. Class A, Class C and Class Y shares of Diversified Small Cap Growth to be issued upon consummation of the Reorganization will be issued at net asset value and no sales charges will be imposed. Class B shareholders of Small Cap Growth will not pay any contingent deferred sales charges in connection with the Reorganization.

More detailed descriptions of Diversified Small Cap Growth's Class A, Class C and Class Y shares and the distribution arrangements applicable to each class of shares are contained in the Prospectus and Statement of Additional Information relating to Diversified Small Cap Growth.

PURCHASE AND REDEMPTION PROCEDURES

The Funds have the same purchase and redemption procedures. Each Fund has a minimum initial purchase requirement of $2,500 for regular accounts and $1,000 for retirement or custodial accounts. The minimum subsequent purchase requirement for each is $50. For more information, see "Purchasing Your Shares" in the Trust's Prospectus. Small Cap Growth's and Diversified Small Cap Growth's shares may each be redeemed by telephone, Internet, mail, or wire or through accounts with certain brokers and other financial institutions. Payments for redemptions of each Fund are sent within seven days (normally within three (3) business days) after receipt of a proper redemption request. Each Fund reserves the right to redeem in kind, under certain circumstances, by paying you the proceeds in liquid securities rather than in cash. Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Trust's Prospectus. All investments in the Funds are invested in full and fractional shares.

The Funds reserve the right to reject any purchase order.

EXCHANGE PRIVILEGES

The Funds have similar exchange privileges. Shareholders may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). Shareholders may also exchange Class A or Class C shares of the Funds for Class A shares of any Touchstone money market fund. There is no exchange fee for an exchange. Additional information concerning the Funds' exchange privileges is contained in the Trust's Prospectus.

DIVIDEND POLICY

Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund's dividends are distributed and paid annually. Distributions of any capital gains earned by a Fund will be made at least annually.

After the Reorganization, shareholders of Small Cap Growth who have elected to have their dividends and/or distributions reinvested will have dividends and/or distributions received from Diversified Small Cap Growth reinvested in the same class of shares of Diversified Small Cap Growth received. Shareholders of Small Cap Growth who have elected to receive dividends and/or distributions in cash will receive dividends and/or distributions from Diversified Small Cap Growth in cash after the Reorganization, although they may, after the Reorganization, elect to have such dividends and/or distributions reinvested in additional shares of Diversified Small Cap Growth.

Each Fund has qualified to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must, among other things, distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders of record, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders of record.

COMPARATIVE INFORMATION ON SHAREHOLDERS' RIGHTS

The operations of the Trust are governed by its Amended and Restated Agreement and Declaration of Trust, as amended ("Declaration of Trust"), its Amended and Restated By-Laws, and applicable Massachusetts law. The organizational documents of the Trust are referred to generically in this section of the Prospectus/Proxy Statement as the Declaration of Trust and By-Laws. Shareholders entitled to vote at the Meeting may obtain a copy of the Trust's Declaration of Trust and By-Laws, without charge, upon written or oral request to the Trust at the address and telephone number set forth on the cover of this Prospectus/Proxy Statement. The following information summarizes shareholders' rights under the Amended and Restated Declaration of Trust and Amended and Restated By-Laws. The rights of Small Cap Growth shareholders and Diversified Small Cap Growth shareholders are the same under these documents.

FORM OF ORGANIZATION

As noted above, the Trust is organized as a Massachusetts business trust. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the 1940 Act, and is organized as a "series company" as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trust consist of Small Cap Growth, Diversified Small Cap Growth and other mutual funds of various asset classes. The Trust is governed by its Declaration of Trust, By-Laws, Board and applicable Massachusetts and federal laws.

CAPITALIZATION

The beneficial interests in the Trust are represented by an unlimited number of transferable shares of beneficial interest, no par value per share, of one or more series. The Declaration of Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

Small Cap Growth offers four classes of shares: Class A, Class B, Class C and Class Y. Diversified Small Cap Growth offers three share classes: Class A, Class C and Class Y. Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Board, as applicable.

Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans that affect only their particular class.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

The Trust on behalf of either Small Cap Growth or Diversified Small Cap Growth is not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of the Trust. Special meetings of the Trust shall be called upon the written request of shareholders owning at least 25% of the shares then outstanding. In addition, the Trust is required to call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office were elected by shareholders. The Trust does not currently intend to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of the Trust.

Except when a larger quorum is required by applicable law or the applicable governing documents, fifty-one percent (51%) of the shares entitled to vote constitutes a quorum for consideration of a matter at a shareholders' meeting, but any lesser number is sufficient for adjourned sessions. Approval of a matter by the shareholders of the Trust requires, when a quorum is present at a meeting, the affirmative vote of a majority (greater than 50%) of the shares voted, and a plurality of the shares voted is required to elect a Trustee (unless a larger vote is required by the applicable governing documents or other law, including the 1940 Act). A Trustee of the Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or with or without cause by vote of a majority of the Trustees.

Under the Declaration of Trust, each whole share of beneficial interest of a Fund is entitled to one vote, and each fractional share is entitled to a proportionate vote.

The Declaration of Trust provides that the Board may, to the extent consistent with applicable law, cause the Trust or a Fund to be merged or consolidated with another trust or company.

LIMITATION OF SHAREHOLDER LIABILITY

Neither the Trust nor the Trustees, nor any officer, employee or agent of the Trust have any power to bind personally any shareholder, nor, except as specifically provided in the Declaration of Trust, to call upon any shareholder for the payment of any sum of money or assessment other than the shareholder may personally agree to pay.

LIQUIDATION

In the event of the liquidation of the Trust or a Fund, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust or the Fund over the liabilities belonging to the Trust or the Fund. The assets so distributable to shareholders of the Fund will be distributed among the shareholders in proportion to the number of shares of a class of the Fund held by them on the date of distribution. The liquidation of any particular Fund may be authorized by vote of a majority of the Trustees then in office subject to the approval of a majority of the outstanding voting shares of that Fund, as defined in the 1940 Act.

LIABILITY AND INDEMNIFICATION OF TRUSTEES

The Declaration of Trust provides that: (1) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee; (2) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of the Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (3) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a contracting party appointed by the Trustees pursuant to the Declaration of Trust.

The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust, its By-Laws and Massachusetts law and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declaration of Trust, By-Laws and Massachusetts law directly for more complete information.

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF PROPOSAL 2 - APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND PROPOSAL 2 - APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY STATEMENT AND THE EXHIBITS.

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Trust's Prospectus and Statement of Additional Information dated August 1, 2007, the copy of the Form of Amended Investment Sub-Advisory Agreement (the "New Agreement"), which is attached to this Prospectus/Proxy Statement as Exhibit B.

Proposal 2 relates to the approval by Small Cap Growth shareholders of the New Agreement. For the reasons discussed below, the Board unanimously recommends that shareholders vote "FOR" the approval of the New Agreement.

THE NEW AGREEMENT

On August 31, 2007, Longwood Investment Advisors, Inc. ("Longwood"), one of the two previous sub-advisors to Small Cap Growth, notified the Advisor that it intended to cease operations as an investment adviser on September 30, 2007. Accordingly, the existing sub-advisory agreement between the Advisor and Longwood (the "Old Agreement") would terminate on that date. On September 12, 2007, the Board met to consider various options for Small Cap Growth's investment management. At that meeting and in light of the anticipated termination of the Old Agreement with Longwood, the Board determined that it was in the best interests of shareholders to immediately terminate the existing sub-advisory agreement with Longwood, select an interim sub-advisor and approve an interim sub-advisory agreement and, subject to shareholder approval, a new sub-advisory agreement (the "New Agreement"). In light of the planned Reorganization, the Board determined that it would be most efficient to transition the day to day management of Small Cap Growth to Fort Washington Investment Advisors, Inc. ("FWIA"), the current sub-advisor to Diversified Small Cap Growth. As a result, the Board approved FWIA to act as interim sub-advisor and approved an interim sub-advisory agreement between the Advisor and FWIA for Small Cap Growth (the "Interim Agreement"). In addition, the Board voted to terminate the sub-advisory agreement between the Advisor and Bjurman, Barry & Associates (the "Old Agreement"), which also served as a sub-advisor to Small Cap Growth.

The Board also approved amending the existing sub-advisory agreement between the Advisor and FWIA to add Small Cap Growth, subject to approval by Small Cap Growth's shareholders. FWIA would then serve as investment sub-advisor to Small Cap Growth. FWIA's fee rate for its services to Small Cap Growth under the New Agreement is the same as the fee rate paid under the Interim Agreement (the Advisor is responsible for the payment of fees to FWIA for services it performs for Small Cap Growth Fund). The other terms of the New Agreement are similar to those of the Old Agreements. The New Agreement is necessary to provide for the continued management of Small Cap Growth by FWIA in the event that shareholders do not approve the Reorganization, or in the event that shareholders approve the Reorganization, but the Reorganization cannot be completed prior to the expiration of the Interim Agreement, the term of which, by law, cannot exceed 150 days.

The New Agreement is attached as Appendix B to this Prospectus/Proxy Statement.

THE INTERIM ADVISORY AGREEMENT

During the period between the termination of the Old Agreements and the approval of the New Agreements by shareholders (the "Interim Period"), FWIA provided investment sub-advisory services to Small Cap Growth pursuant to an interim agreement between the Advisor and FWIA that was approved by the Board at a special meeting it held on September 12, 2007 (the "Interim Agreement"). The Interim Agreement is identical in all respects -- including fees to be paid to FWIA -- to the New Agreement, except for the time periods covered by the agreements. The Interim Agreement provides for a termination date no greater that 150 days from the date of the termination of the Old Agreements, or upon approval of a new sub-advisory agreement by shareholders, whichever is shorter.

BOARD CONSIDERATIONS IN APPROVING THE NEW AGREEMENT

The Board last considered the sub-advisory agreement between the Advisor and FWIA ("Agreement") at its meeting held on November 16, 2006. At that meeting, the Board approved the continuance of the Agreement as it related to Diversified Small Cap Growth. In determining whether to approve the continuation of the Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Agreement was in the best interests of Diversified Small Cap Growth and its shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies;
(2) comparative performance information; (3) the Advisor's revenues and costs of providing services to the Funds; and (4) information about FWIA's personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation with respect to Diversified Small Cap Growth. The Disinterested Trustees also reviewed with respect to that Fund the proposed continuation of the Agreement in private sessions with counsel at which no representatives of management were present.

In conjunction with its approval of the Interim Agreement and the New Agreement on September 12, 2007, the Board did not deem it necessary to request additional information from FWIA, because the Board concluded that it was sufficiently familiar with the services provided by FWIA, its respective personnel and prior performance, as a result of its regular monitoring process, as well as the reports it receives from the Advisor, and the fact that FWIA would be providing the same management services to Small Cap Growth that it currently provided to Diversified Small Cap Growth. Further, the Board was sufficiently familiar with the terms of the New Agreement since it was the same agreement that was currently in place between the Advisor and FWIA with respect to Diversified Small Cap Growth, with the exception of the addition of Small Cap Growth. In addition, Touchstone affirmed that there was no material information of which the Board should be aware since the Board last reviewed FWIA's performance on August 15, 2007 and at that time concluded it was in the best interests of shareholders to have FWIA manage the assets of Small Cap Growth as a result of the Reorganization. The Disinterested Trustees also considered the New Agreement in a private session with independent counsel at which no representatives of management were present.

The Board unanimously determined that the proposals to approve the New Agreement would be in the best interests of the Fund. In determining whether to approve the New Agreement and to recommend its approval to shareholders, the Board considered, with the assistance of independent legal counsel, the following factors, in addition to all other information it deemed relevant, and drew the following conclusions:

(i) The planned Reorganization and Touchstone's intention to utilize the same Sub-Advisor for Small Cap Growth that is currently responsible for the day-to-day management of Diversified Small Cap Growth, and the Board's conclusion that the preservation of continuity of management would be beneficial to shareholders;

(ii) the nature of each respective Sub-Advisor's investment management services proposed to be provided to the Funds, and the Board's conclusion that the intended scope of services would be identical to those currently provided by that Sub-Advisor pursuant to its respective Current Sub-Advisory Agreement;

(iii) the investment performance that FWIA had achieved for Diversified Small Cap Growth in the past, and the fact that it would be utilizing the same investment strategy for Small Cap Growth;

(iv) the fees proposed to be paid by the Advisor to FWIA for its services to Small Cap Growth pursuant to the terms of the New Agreement were identical to the fees which the Board had previously approved to be paid by the Advisor to FWIA for its services to Diversified Small Cap Growth, and the Board's conclusion that the fees were reasonable in light of the services to be provided; and

(v) the current and historic asset levels of Small Cap Growth and the Board's conclusion that asset levels were not of a sufficient magnitude as to represent a likelihood of economies of scale being realized in the near-term by FWIA, and, thus, did not deem it necessary to make a determination as to whether the sub-advisory fees proposed to be paid to FWIA made accommodations for such economies of scale.

In drawing its conclusions with regard to the above factors and determining to unanimously approve the New Agreement, and recommend that Shareholders approve the New Agreement, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

THE BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR PROPOSAL 2 - APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT.

VOTING INFORMATION CONCERNING THE MEETING

This Prospectus/Proxy Statement is being sent to shareholders of Small Cap Growth in connection with a solicitation of proxies by the Trustees of the Trust, to be used at the Meeting to be held at 10:00 a.m. Eastern Time, December 14, 2007, at the offices of the Trust, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of Small Cap Growth on or about October 25, 2007.

The Board has fixed the close of business on October 15, 2007 as the record date (the "Record Date") for determining the shareholders of Small Cap Growth entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which such instructions may be given, with respect to the Meeting or any adjournment thereof.

In voting for each Proposal, each full share of Small Cap Growth is entitled to one vote and any fractional share is entitled to a fractional vote.

Proxies may be revoked by executing and delivering a later-dated signed proxy to the Secretary of the Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, or by attending the Meeting in person and voting your shares. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of each Proposal.

If you wish to participate in the Meeting, you may submit the proxy card included with this Prospectus/Proxy Statement or attend in person. Guidelines on voting by proxy card are included immediately after the Notice of Special Meeting.

If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the interest represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR each Proposal and FOR any other matters deemed appropriate.

APPROVAL OF PROPOSAL 1 - REORGANIZATION will require the affirmative vote of a majority of the total number of shares of Small Cap Growth present at a shareholders' meeting duly called and at which a quorum is present. A majority of the shares entitled to vote constitutes a quorum.

APPROVAL OF PROPOSAL 2 - APPROVAL OF INVESTMENT SUB-ADVISORY AGREEMENT will require the affirmative "vote of a majority of the outstanding voting securities" of Small Cap Growth as defined by the 1940 Act. This means the lesser of (1) 67% or more of the shares of Small Cap Growth present at the Meeting if the owners of more than 50% of the shares then outstanding are present in person or by proxy, or (2) more than 50% of the outstanding shares of Small Cap Growth entitled to vote at the Meeting.

Proxy solicitations will be made primarily by mail, but beginning on or about October 15, 2007, proxy solicitations may also be made by telephone, Internet or personal solicitations conducted by officers and employees of the Advisor, its affiliates or other representatives of Small Cap Growth (who will not be paid for their soliciting activities). In addition, proxy solicitations may be made by Broadridge, the Trust's proxy solicitor. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Advisor whether or not shareholders approve the Reorganization. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

Proxies that reflect abstentions and "broker non-votes" (i.e., shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter will be counted as shares that are present and entitled to vote for purposes of determining the presence of a quorum, but will have the effect of being counted as votes against a Proposal.

If shareholders of Small Cap Growth do not vote to approve either Proposal, the Trustees of the Trust will consider other possible courses of action in the best interests of shareholders. If sufficient votes to approve the Reorganization are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any adjournment will require an affirmative vote of any lesser number of a majority of those shares represented at the Meeting in person or by proxy. Abstentions and broker non-votes will have the effect of being counted as votes against each Proposal at any adjournment. The persons named as proxies will vote upon such adjournment after consideration of all circumstances which may bear upon a decision to adjourn the Meeting.

A shareholder of Small Cap Growth who objects to the proposed Reorganization will not be entitled under either Massachusetts law or the Declaration of Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that the Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganization is consummated, shareholders will be free to redeem the shares of Diversified Small Cap Growth that they receive in the transaction at their then-current net asset value. Shares of Small Cap Growth may be redeemed at any time prior to the Reorganization. Shareholders of Small Cap Growth may wish to consult their tax advisors as to any different consequences of redeeming or exchanging their shares prior to the Reorganization.

If both Proposals are not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust at the address set forth on the cover of this Prospectus/Proxy Statement so that they will be received by the Trust in a reasonable period of time prior to that meeting.

NOTICE TO BANKS, BROKER-DEALERS AND VOTING TRUSTEES AND THEIR NOMINEES. Please advise Small Cap Growth whether other persons are beneficial owners of shares for which proxies are being solicited and, if so, the number of copies of this Prospectus/Proxy Statement needed to supply copies to the beneficial owners of the respective shares.

The votes of the shareholders of Diversified Small Cap Growth are not being solicited by this Prospectus/Proxy Statement, and a vote of that Fund's shareholders is not required to carry out Proposal 1 - Reorganization.

SHAREHOLDER INFORMATION

The shareholders of Small Cap Growth at the close of business on October 15, 2007 will be entitled to be present and vote at the Meeting with respect to shares of Small Cap Growth owned as of the Record Date. As of the Record Date, Small Cap Growth had the following number of shares outstanding:

            SHARE CLASS              NUMBER OF SHARES
            ---------------------------------------------------------------
            Class A
            Class B
            Class C
            Class Y

As of _____ __, 2007, the officers and Trustees of the Trust beneficially owned as a group less than 1% of the outstanding shares of Small Cap Growth.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On ____, __, 2007, to the knowledge of the Board and management of the Trust, other than as set forth below, no person owned beneficially or of record more than 5% of Small Cap Growth's outstanding shares.

[INSERT 5% SHAREHOLDERS]

FINANCIAL STATEMENTS AND EXPERTS

The Annual Report of the Trust for the fiscal year ended March 31, 2007 and the financial statements and financial highlights for the periods indicated therein have been incorporated by reference herein and in the Registration Statement in reliance upon the report of Ernst & Young LLP, independent registered public accountants, incorporated by reference herein, given upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION

Additional information concerning each Fund and the Proposals is contained in the documents described below, all of which have been filed with the SEC:

-------------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT SMALL CAP GROWTH AND                    HOW TO OBTAIN THIS INFORMATION:
DIVERSIFIED SMALL CAP GROWTH:
                                                          Copies are available upon request and without charge if you:
Prospectus of the Trust relating to Small Cap Growth
and Diversified Small Cap Growth, dated August 1, 2007

-------------------------------------------------------------------------------------------------------------------------
                                                                   o        Write to the Trust at the address listed on
Statement of Additional Information of the Trust                            the cover page of this Prospectus/Proxy
relating to Small Cap Growth and Diversified Small Cap                      Statement; or
Growth, dated August 1, 2007

Annual Report of the Trust relating to Small Cap Growth            o        Call (800) 543-0407 toll-free.
and Diversified Small Cap Growth for the fiscal year
ended March 31, 2007
                                                                   o        Access the Touchstone Investments website
                                                                            at http://www.touchstoneinvestments.com
-------------------------------------------------------------------------------------------------------------------------
INFORMATION ABOUT THE REORGANIZATION:                     HOW TO OBTAIN THIS INFORMATION:

Statement of Additional Information dated                 Copies are available upon request and without charge if you:
October   , 2007, which relates to this
Prospectus/Proxy Statement and the Reorganization
                                                                   o        Write to the Trust at the address listed on
                                                                            the cover page of this Prospectus/Proxy
                                                                            Statement;

                                                                   o        Call (800) 543-0407 toll-free; or

                                                                   o        Access the Touchstone Investments website
                                                                            at http://www.touchstoneinvestments.com.
-------------------------------------------------------------------------------------------------------------------------

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC in Washington, D.C., and at the SEC's Regional Offices located at Northeast Regional Office, 3 World Financial Center, Room 4300, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202-2656; and Pacific Regional Office, 5670 Wilshire Boulevard, 11th Floor, Los Angeles, California 90036-3648. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

The Board does not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE BOARD UNANIMOUSLY RECOMMENDS APPROVAL OF THE PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE PLAN.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this XX day of August, 2007, by and between Touchstone Strategic Trust, a Massachusetts business trust, with its principal place of business at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 (the "Trust"), with respect to its Touchstone Diversified Small Cap Growth Fund (the "Acquiring Fund"), and its Touchstone Small Cap Growth Fund (the "Selling Fund," and when used collectively with the "Acquiring Fund," the "Funds").

      The reorganization (the "Reorganization") will consist of (i) the transfer of all of the assets of the Selling Fund in exchange solely for shares of beneficial interest, without par value, of the Acquiring Fund (the "Acquiring Fund Shares"); (ii) the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund; and (iii) the distribution, after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Selling Fund in liquidation of the Selling Fund as set forth below, all upon the terms and conditions hereinafter set forth in this Agreement:

Reorganizing/Selling Fund            Surviving/Acquiring Fund
Shares - Class                       Shares - Class

Touchstone Small Cap Growth -        Touchstone Diversified Small Cap Growth -
     Class A                               Class A
     Class B                               Class A
     Class C                               Class C
     Class Y                               Class Y

      WHEREAS, the Selling Fund and the Acquiring Fund are each a separate investment series of the Trust and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

      WHEREAS, the Selling Fund and the Acquiring Fund are authorized to issue their shares of beneficial interest;

      WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not "interested persons," as such term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Trust have determined that the transactions contemplated herein are in the best interests of the Funds and that the interests of the Funds' respective existing shareholders will not be diluted as a result;

      NOW, THEREFORE, in consideration of the promises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR
            THE ACQUIRING FUND SHARES AND ASSUMPTION OF SELLING FUND
                 LIABILITIES AND LIQUIDATION OF THE SELLING FUND

      1.1 THE EXCHANGE. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of the Selling Fund's assets as set forth in paragraph 1.2 to the Acquiring Fund. The Acquiring Fund agrees in exchange for the Selling Fund's assets (i) to deliver to the Selling Fund the number of Acquiring Fund Shares of the respective Class, including fractional Acquiring Fund Shares, computed in the manner and as of the time and date set forth in paragraphs 2.2 and 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place on the Closing Date provided for in paragraph 3.1.

      1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, that is owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date.

      The Selling Fund has provided the Acquiring Fund with its most recent unaudited financial statements, which contain a list of all of the Selling Fund's assets as of the date thereof. The Selling Fund hereby represents that as of the date of the execution of this Agreement there have been no changes in its financial position as reflected in said financial statements other than those occurring in the ordinary course of its business in connection with the purchase and sale of securities and the payment of its normal operating expenses. The Selling Fund reserves the right to sell any of such securities, but will not, without the prior written approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

      The Acquiring Fund will, within a reasonable time prior to the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to in the second sentence of this paragraph that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. The Selling Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Acquiring Fund with a list of its portfolio securities and other investments. In the event that the Selling Fund holds any investments that the Acquiring Fund may not hold, the Selling Fund, if requested by the Acquiring Fund, will dispose of such securities prior to the Closing Date. In addition, if it is determined that the Selling Fund and the Acquiring Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund, such disposition would either violate the Selling Fund's fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization.

      1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall assume all of the Selling Fund's liabilities reflected on a Statement of Assets and Liabilities prepared on behalf of the Selling Fund, as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period, and other obligations of any kind whatsoever, whether absolute, accrued, contingent or otherwise in existence on the Closing Date.

      1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), (a) the Selling Fund will liquidate and distribute pro rata to the Selling Fund's shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to terminate as set forth in paragraph 1.8 below. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Selling Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

      1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Prospectus/Proxy Statement on Form N-14 which has been distributed to shareholders of the Selling Fund as described in paragraph 4.1(o).

      1.6 TRANSFER TAXES. Any transfer taxes payable upon issuance of the Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

      1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund is and shall remain the responsibility of the Selling Fund up to and including the Closing Date and such later date on which the Selling Fund is terminated.

      1.8 TERMINATION. The Fund shall take all necessary and appropriate steps under applicable law to terminate the Selling Fund promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

                                   ARTICLE II

                                    VALUATION

      2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date or such earlier or later date and time as may be mutually agreed by an authorized officer of each of the parties (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

      2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund Shares shall be the net asset value per share computed as of the close of business on the New York Stock Exchange on the Valuation Date, using the valuation procedures set forth in the Trust's Declaration of Trust and the Acquiring Fund's then current prospectus and statement of additional information.

      2.3 SHARES TO BE ISSUED. The number of full and fractional Class A, Class C and Class Y shares of the Acquiring Fund Shares to be issued in exchange for the Selling Fund's assets shall be determined by multiplying the outstanding shares of the Selling Fund by the ratio computed by dividing the net asset value per share of the Selling Fund for each class by the net asset value per share of the Acquiring Fund for each class on the Valuation Date, determined in accordance with paragraph 2.2. Shareholders of record of Class A Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class A Shares of the Acquiring Fund; shareholders of record of Class B Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class A Shares of the Acquiring Fund; shareholders of record of Class C Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class C Shares of the Acquiring Fund; shareholders of record of Class Y Shares of the Selling Fund at the Closing Date shall be credited with full and fractional Class Y Shares of the Acquiring Fund.

      2.4 DETERMINATION OF VALUE. All computations of value shall be made by JPMorgan Chase, the Funds' accounting agent, in accordance with its regular practice in pricing the shares and assets of the Funds.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

      3.1 CLOSING DATE. The closing of the Reorganization (the "Closing") shall take place on or about December 15, 2007 or such other date as the parties may agree to in writing (the "Closing Date"). All acts taking place at the Closing shall be deemed to take place simultaneously immediately prior to the opening of business on the Closing Date unless otherwise provided. The Closing shall be held as of 8:00 a.m. Eastern Time at the offices of the Trust or at such other time and/or place as the parties may agree.

      3.2 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Selling Fund shall be closed to trading, or trading thereon shall be restricted, or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date (and the Closing Date) shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.3 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall cause its transfer agent to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such Shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause its transfer agent to issue and deliver, to the Secretary of the Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts and other documents as such other party or its counsel may reasonably request.

      3.4 CUSTODIAN'S CERTIFICATE. Brown Brothers Harriman & Co. ("BBH"), as custodian for the Selling Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its respective Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provisions for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

      4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Fund represents and warrants to the Acquiring Fund as follows:

            (a) The Selling Fund is a separate investment series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

            (b) The Selling Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in violation of any provision of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph
1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

            (g) The audited financial statements of the Selling Fund as of March 31, 2007 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date not disclosed therein.

            (h) Since March 31, 2007, there has not been any material adverse change in the Selling Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) At the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to have been filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to such returns.

            (j) For each fiscal year of its operation, the Selling Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward).

            (k) All issued and outstanding shares of the Selling Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in paragraph 3.3. The Selling Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, nor is there outstanding any security convertible into any of the Selling Fund shares.

            (l) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund and accepted by the Acquiring Fund.

            (m) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund and, subject to approval by the Selling Fund's shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (n) The information furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

            (o) The Selling Fund has provided the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which included the proxy statement of the Selling Fund (the "Prospectus/Proxy Statement"), all of which was included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act in connection with the meeting of the shareholders of the Selling Fund to approve this Agreement and the transactions contemplated hereby. The Prospectus/Proxy Statement included in the Registration Statement (other than information therein that relates to the Acquiring Fund and any other fund described therein other than the Selling Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

      4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund represents and warrants to the Selling Fund as follows:

            (a) The Acquiring Fund is a separate investment series of the Trust, a business trust duly organized and validly existing under the laws of the Commonwealth of Massachusetts.

            (b) The Acquiring Fund is a separate investment series of the Trust, which is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in violation of the Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or its ability to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (f) The audited financial statements of the Acquiring Fund as of March 31, 2007 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Selling Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date not disclosed therein.

            (g) Since March 31, 2007, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law then to be filed by such date shall have been filed, and all federal and other taxes shown due on said returns and reports shall have been paid or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to such returns.

            (i) For each fiscal year of its operation, the Acquiring Fund has met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company, and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward).

            (j) All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares.

            (k) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (l) The Acquiring Fund Shares to be issued and delivered to the Selling Fund, for the account of the Selling Fund Shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (m) The information furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated hereby is accurate and complete in all material respects and complies in all material respects with federal securities and other laws and regulations applicable thereto.

            (n) The Prospectus/Proxy Statement included in the Registration Statement (only insofar as it relates to the Acquiring Fund) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

            (o) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

      5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Selling Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

      5.2 APPROVAL BY SHAREHOLDERS. The Trust will call a meeting of the shareholders of the Selling Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund shares.

      5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will each take, or cause to be taken, all action, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

      5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of section 381 of the Code, and certified by the Fund's President, Vice President or Treasurer.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

      The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further condition:

      6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Acquiring Fund shall have delivered to the Selling Fund a certificate executed in its name by the Fund's President or Vice President, in form and substance reasonably satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

      The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Selling Fund contained in this Agreement shall be true and correct as of the date hereof and as of the Closing Date with the same force and effect as if made on and as of the Closing Date, and the Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Fund's President or Vice President, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Fund.

                                  ARTICLE VIII

          FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING
                            FUND AND THE SELLING FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Trust's Agreement and Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under section 25(c) of the 1940 Act, and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 The Selling Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the Selling Fund Shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on the Closing Date (computed without regard to any deduction for dividends paid) and all of the net capital gains realized in all taxable periods ending on the Closing Date (after reduction for any capital loss carryforward).

      8.6 The Funds shall have received on the Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Funds, covering the following points:

            (a) The Funds are separate investment series of the Trust, which is duly organized and validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the trust power to own all of its properties and assets and, to the knowledge of such counsel, to carry on its business as presently conducted.

            (b) The Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Funds and is a valid and binding obligation of each of the Selling Fund and the Acquiring Fund enforceable against the other in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Funds of the transactions contemplated herein, except such as have been obtained under the 1933 Act and the 1940 Act, and as may be required under state securities laws.

            (e) To the knowledge of such counsel, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to the Funds or any of its respective properties or assets, and neither Fund is a party to nor subject to the provisions of any order, decree or judgment of any court or governmental body, that materially and adversely affects its business other than as previously disclosed in the Prospectus/Proxy Statement.

            (f) Assuming that a consideration therefor of not less than the net asset value thereof has been paid, and assuming that such shares were issued in accordance with the terms of each Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Funds are legally issued and fully paid and non-assessable.

      Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein.

      8.7 The Fund shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Acquiring Fund and the Selling Fund substantially to the effect that, for federal income tax purposes:

            (a) The transfer of all of the Selling Fund assets in exchange solely for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Selling Fund followed by the distribution of the Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of section 368(a) of the Code, and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Selling Fund or upon the distribution of the Acquiring Fund Shares to shareholders of the Selling Fund.

            (d) No gain or loss will be recognized by the shareholders of the Selling Fund upon the exchange of their shares of the Selling Fund for the Acquiring Fund Shares (including fractional shares to which they may be entitled).

            (e) The aggregate tax basis of the Acquiring Fund Shares received by each shareholder of the Selling Fund (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor.

            (f) The holding period of the Acquiring Fund Shares received by the shareholders of the Selling Fund (including fractional shares to which they may be entitled) will include the holding period of the Selling Fund shares surrendered in exchange therefor, provided that the Selling Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

            (g) The tax basis of the assets of the Selling Fund received by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately prior to the exchange.

            (h) The holding period of the assets of the Selling Fund received by the Acquiring Fund will include the period during which such assets were held by the Selling Fund.

            (i) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in section 1.381(b)-1(b) of the Treasury Regulations) the items of the Selling Fund described in section 381(c) of the Code, subject to the conditions and limitations specified in sections 381(b) and
(c), 382, 383 and 384 of the Code.

      No opinion will be expressed as to the effect of the Reorganization on (i) the Selling Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for U.S. federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting and (ii) any shareholder of the Selling Fund that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

      Such opinion shall be based on customary assumptions, limitations and such representations as Morgan, Lewis & Bockius LLP may reasonably request, and the Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.7.

                                   ARTICLE IX

                                    EXPENSES

      9.1 Except as otherwise provided for herein, all expenses of the transactions contemplated by this Agreement incurred by the Selling Fund and the Acquiring Fund, whether incurred before or after the date of this Agreement, will be borne and paid by Touchstone Advisors, Inc., the investment advisor to the Fund. Such expenses include, without limitation, (a) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (b) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Acquiring Fund Shares to be issued pursuant to the provisions of this Agreement; (c) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Acquiring Fund Shares to be issued in connection herewith in each state in which the Selling Fund Shareholders are residents as of the date of the mailing of the Prospectus/Proxy Statement to such shareholders; (d) postage; (e) printing; (f) accounting fees; (g) legal fees; and (h) solicitation costs of the transaction. All such fees and expenses so borne and paid by Touchstone Advisors, Inc. shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Touchstone Advisors, Inc. to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187.

      Notwithstanding the foregoing, the Acquiring Fund shall pay its own federal and state registration fees and any portfolio transaction costs.

                                    ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Acquiring Fund and the Selling Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

      10.2 The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Selling Fund. In addition, either the Acquiring Fund or the Selling Fund may at its option terminate this Agreement at or prior to the Closing Date because:

            (a) of a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Selling Fund, the Trust, or their Trustees or officers to the other party. In such event, Touchstone Advisors, Inc. shall bear the expenses incurred by the Selling Fund and the Acquiring Fund incidental to the preparation and carrying out of this Agreement as provided in paragraph 9.1.

                                   ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Fund; provided, however, that following the meeting of shareholders of the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts, without giving effect to the conflicts of laws provisions thereof.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and permitted assigns, any rights or remedies under or by reason of this Agreement.

      13.5 With respect to the Fund, the name used herein refers respectively to the trust created and, as the case may be, the Trustees, as trustees but not individually or personally, acting from time to time under organizational documents filed in Massachusetts, which are hereby referred to and are also on file at the principal offices of the Fund. The obligations of the Fund entered into in the name or on behalf thereof by any of the Trustees, representatives or agents of the Fund, are made not individually, but in such capacities, and are not binding upon any of the Trustees, shareholders or representatives of the Fund personally, but bind only the trust property, and all persons dealing with the Selling Fund and the Acquiring Fund must look solely to the trust property belonging to the Selling Fund and the Acquiring Fund for the enforcement of any claims against the Selling Fund and the Acquiring Fund, respectively.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        TOUCHSTONE STRATEGIC TRUST ON
                                        BEHALF OF TOUCHSTONE DIVERSIFIED
                                        SMALL CAP GROWTH


                                        By:
                                            ------------------------------------

                                        Name:  Jill T. McGruder
                                        Title:  President

                                        TOUCHSTONE STRATEGIC TRUST ON
                                        BEHALF OF TOUCHSTONE SMALL CAP
                                        GROWTH

                                        By:
                                            ------------------------------------

                                        Name:  Jill T. McGruder
                                        Title:  President

                                    EXHIBIT B

                                     FORM OF
                         AMENDED SUB-ADVISORY AGREEMENT

                  TOUCHSTONE DIVERSIFIED SMALL CAL GROWTH FUND
                        TOUCHSTONE SMALL CAP GROWTH FUND
                           TOUCHSTONE STRATEGIC TRUST

      This SUB-ADVISORY AGREEMENT is made as of September 5, 2006, as amended on ____________, 2007, by and between TOUCHSTONE ADVISORS, INC., an Ohio corporation (the "Advisor"), and Fort Washington Investment Advisors, an Ohio corporation (the "Sub-Advisor").

      WHEREAS, the Advisor is an investment advisor registered under the Investment Advisers Act of 1940, as amended, and has been retained by Touchstone Strategic Trust (the "Trust"), a Delaware business trust organized pursuant to an Agreement and Declaration of Trust dated October 25, 1993 (as amended) and registered as an open-end diversified management investment company under the Investment Company Act of 1940 (the "1940 Act"), to provide investment advisory services with respect to certain assets of the Touchstone Diversified Small Cap Growth Fund and Touchstone Small Cap Growth Fund (each a "Fund" and collectively the "Funds"); and

      WHEREAS, the Sub-Advisor also is an investment advisor registered under the Investment Advisers Act of 1940, as amended; and

      WHEREAS, the Advisor desires to retain the Sub-Advisor to furnish it with portfolio management services in connection with the Advisor's investment advisory activities on behalf of the Funds, and the Sub-Advisor is willing to furnish such services to the Advisor and the Funds;

      NOW THEREFORE, in consideration of the terms and conditions hereinafter set forth, it is agreed as follows:

      1. EMPLOYMENT OF THE SUB-ADVISOR. In accordance with and subject to the Investment Advisory Agreement between the Trust and the Advisor, attached hereto as Exhibit A (the "Advisory Agreement"), the Advisor hereby appoints the Sub-Advisor to manage the investment and reinvestment of that portion of the assets of the Funds allocated to it by the Advisor (the "Fund Assets"), in conformity with each Fund's currently effective Registration Statement, prospectus and Statement of Additional Information and subject to the control and direction of the Advisor and the Trust's Board of Trustees, for the period and on the terms hereinafter set forth. The Sub-Advisor hereby accepts such employment and agrees during such period to render the services and to perform the duties called for by this Agreement for the compensation herein provided. The Sub-Advisor shall at all times maintain its registration as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act") and shall otherwise comply in all material respects with all applicable laws and regulations, both state and federal. The Sub-Advisor shall for all purposes herein be deemed an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise), have no authority to act for or represent the Trust in any way or otherwise be deemed an agent of the Trust or the Fund.

      2. DUTIES OF THE SUB-ADVISOR. The Sub-Advisor will provide the following services and undertake the following duties:

            a. The Sub-Advisor will manage the investment and reinvestment of the Fund Assets, subject to and in accordance with the investment objectives, policies and restrictions of the Fund and in conformity with a Fund's currently effective Registration Statement, prospectus and Statement of Additional Information and any directions which the Advisor or the Trust's Board of Trustees may give from time to time with respect to the Fund. In furtherance of the foregoing, the Sub-Advisor will make all determinations with respect to the investment of the Fund Assets and the purchase and sale of portfolio securities and shall take such steps as may be necessary or advisable to implement the same. The Sub-Advisor also will determine the manner in which voting rights, rights to consent to corporate action and any other rights pertaining to the portfolio securities will be exercised. The Sub-Advisor will render regular reports to the Trust's Board of Trustees and to the Advisor (or such other advisor or advisors as the Advisor shall engage to assist it in the evaluation of the performance and activities of the Sub-Advisor). Such reports shall be made in such form and manner and with respect to such matters regarding the Fund and the Sub-Advisor as the Trust or the Advisor shall from time to time request; provided, however, that in the absence of extraordinary circumstances, the individual primarily responsible for management of Fund Assets for the Sub-Advisor will not be required to attend in person more than one meeting per year with the trustees of the Trust.

            b. The Sub-Advisor shall immediately notify the Advisor if the Sub-Advisor reasonably believes that the value of any security held by a Fund may not reflect fair value. The Sub-Advisor agrees to provide any pricing information of which the Sub-Advisor is aware to the Advisor and/or any Fund pricing agent to assist in the determination of the fair value of any Fund holdings for which market quotations are not readily available or as otherwise required in accordance with the 1940 Act or a Fund's valuation procedures for the purpose of calculating a Fund's net asset value in accordance with procedures and methods established by the Board.

            c. Regulatory Compliance.

                  (i) The Sub-Advisor agrees to comply with the requirements of the 1940 Act, the Advisers Act, the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Commodity Exchange Act and the respective rules and regulations thereunder, as applicable, as well as with all other applicable federal and state laws, rules, regulations and case law that relate to the services and relationships described hereunder and to the conduct of its business as a registered investment adviser. In selecting the Fund's portfolio securities and performing the Sub-Advisor's obligations hereunder, the Sub-Advisor shall cause a Fund to comply with the diversification and source of income requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. The Sub-Advisor shall maintain compliance procedures that it reasonably believes are adequate to ensure the compliance with the foregoing. No supervisory activity undertaken by the Advisor shall limit the Sub-Advisor's full responsibility for any of the foregoing.

                  (ii) The Sub-Advisor has adopted a written code of ethics that it reasonably believes complies with the requirements of Rule 17j-1 under the 1940 Act, which it will provide to the Advisor and the Fund. The Sub-Advisor shall ensure that its Access Persons (as defined in the Sub-Advisor's Code of Ethics) comply in all material respects with the Sub-Advisor's Code of Ethics, as in effect from time to time. Upon request, the Sub-Advisor shall provide the Fund with (i) a copy of the Sub-Advisor's current Code of Ethics, as in effect from time to time, and
      (ii) a certification that it has adopted procedures reasonably necessary to prevent Access Persons from engaging in any conduct prohibited by the Sub-Advisor's Code of Ethics. No less frequently than annually, the Sub-Advisor shall furnish a written report, which complies with the requirements of Rule 17j-1, concerning the Sub-Advisor's Code of Ethics to a Fund and the Advisor. The Sub-Advisor shall respond to requests for information from the Advisor as to violations of the Code by Access Persons and the sanctions imposed by the Sub-Advisor. The Sub-Advisor shall immediately notify the Advisor of any material violation of the Code, whether or not such violation relates to a security held by any Fund.

                  (iii) The Sub-Advisor shall notify the Trust's Chief Compliance Officer and Advisor immediately upon detection of (i) any material failure to manage any Fund in accordance with its investment objectives and policies or any applicable law; or (ii) any material breach of any of the Fund's or the Adviser's policies, guidelines or procedures. In addition, the Sub-Advisor shall provide a quarterly report regarding its compliance with a Fund's investment objectives and policies and applicable law, including, but not limited to the 1940 Act, the Code, and the Fund's and the Advisor's policies, guidelines or procedures as applicable to the Sub-Advisor's obligations under this Agreement. The Sub-Advisor acknowledges and agrees that the Advisor may, in its discretion, provide such quarterly compliance certifications to the Board. The Sub-Advisor agrees to correct any such failure promptly and to take any action that the Board and/or the Advisor may reasonably request in connection with any such breach. The Sub-Advisor shall also provide the officers of the Trust with supporting certifications in connection with such certifications of Fund financial statements and disclosure controls pursuant to the Sarbanes-Oxley Act. The Sub-Advisor will promptly notify the Trust in the event (i) the Sub-Advisor is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board, or body, involving the affairs of the Trust (excluding class action suits in which a Fund is a member of the plaintiff class by reason of the Fund's ownership of shares in the defendant) or the compliance by the Sub-Advisor with the federal or state securities laws or (ii) the controlling stockholder of the Sub-Advisor changes or an actual change in control resulting in an "assignment" (as defined in the 1940 Act) has occurred or is otherwise proposed to occur.

                  (iv) The Sub-Advisor shall maintain separate books and detailed records of all matters pertaining to a Fund's assets advised by the Sub-Advisor required by Rule 31a-1 under the 1940 Act (other than those records being maintained by the Advisor, custodian or transfer agent appointed by aFund) relating to its responsibilities provided hereunder with respect to a Fund, and shall preserve such records for the periods and in a manner prescribed therefore by Rule 31a-2 under the 1940 Act (the "Fund Books and Records"). The Fund Books and Records shall be available to the Advisor and the Board at any time upon request shall be delivered to the Trust upon the termination of this Agreement and shall be available for telecopying without delay during any day the Fund is open for business.

            d. The Sub-Advisor shall provide support to the Advisor with respect to the marketing of a Fund, including but not limited to: (i) permission to use the Sub-Advisor's name as provided in Section 5, (ii) permission to use the past performance and investment history of the Sub-Advisor with respect to a composite of other funds managed by the Sub-Advisor that are comparable, in investment objective and composition, to a Fund, (iii) access to the individual(s) responsible for day-to-day management of a Fund for marketing conferences, teleconferences and other activities involving the promotion of a Fund, subject to the reasonable request of the Advisor, (iv) permission to use biographical and historical data of the Sub-Advisor and individual manager(s), and (v) permission to use the names of those clients pre-approved by the Sub-Advisor to which the Sub-Advisor provides investment management services, subject to receipt of the consent of such clients to the use of their names.

            e. The Sub-Advisor will, in the name of a Fund, place orders for the execution of all portfolio transactions in accordance with the policies with respect thereto set forth in the Trust's registration statements under the 1940 Act and the Securities Act of 1933, as such registration statements may be in effect from time to time. When placing orders with brokers and dealers, the Sub-Advisor's primary objective shall be to obtain the most favorable price and execution available for aFund, and in placing such orders the Sub-Advisor may consider a number of factors, including, without limitation, the overall direct net economic result to a Fund (including commissions, which may not be the lowest available but ordinarily should not be higher than the generally prevailing competitive range), the financial strength and stability of the broker, the efficiency with which the transaction will be effected, the ability to effect the transaction at all where a large block is involved and the availability of the broker or dealer to stand ready to execute possibly difficult transactions in the future. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking most favorable price and execution and compliance with Rule 12b-1(h) under the 1940 Act, the Sub-Advisor may select brokers and dealers to execute portfolio transactions of a Fund that promote or sell shares of a Fund. The Sub-Advisor is specifically authorized, to the extent authorized by law (including, without limitation, Section 28(e) of the 1934 Act), to pay a broker or dealer who provides research services to the Sub-Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting such transaction, in recognition of such additional research services rendered by the broker or dealer, but only if the Sub-Advisor determines in good faith that the excess commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of the particular transaction or the Sub-Advisor's overall responsibilities with respect to discretionary accounts that it manages, and that the Fund derives or will derive a reasonable benefit from such research services. The Sub-Advisor will present a written report to the Board of Trustees of the Trust, at least quarterly, indicating total brokerage expenses, actual or imputed, as well as the services obtained in consideration for such expenses, broken down by broker-dealer and containing such information as the Board of Trustees reasonably shall request.

            f. The Sub-Advisor shall maintain errors and omissions insurance coverage in an appropriate amount and shall provide prior written notice to the Trust (i) of any material changes in its insurance policies or insurance coverage; or (ii) if any material claims will be made on its insurance policies. Furthermore, the Sub-Advisor shall, upon reasonable request, provide the Trust with any information it may reasonably require concerning the amount of or scope of such insurance.

            g. In the event of any reorganization or other change in the Sub-Advisor, its investment principals, supervisors or members of its investment (or comparable) committee, the Sub-Advisor shall give the Advisor and the Trust's Board of Trustees written notice of such reorganization or change within a reasonable time (but not later than 30 days) after such reorganization or change.

            h. The Sub-Advisor will bear its expenses of providing services to the Fund pursuant to this Agreement except such expenses as are expressly undertaken by the Advisor or the Trust.

      3. COMPENSATION OF THE SUB-ADVISOR.

            a. As compensation for the services to be rendered and duties undertaken hereunder by the Sub-Advisor, the Advisor will pay to the Sub-Advisor a monthly fee equal on an annual basis to 0.50% of average daily net without regard to any total expense limitation of the Trust or the Advisor. Such fee shall be computed and accrued daily. If the Sub-Advisor serves in such capacity for less than the whole of any period specified in this Section 3a, the compensation to the Sub-Advisor shall be prorated. For purposes of calculating the Sub-Advisor's fee, the daily value of the Fund Assets shall be computed by the same method as the Trust uses to compute the net asset value of the Fund for purposes of purchases and redemptions of shares thereof.

            b. The Sub-Advisor reserves the right to waive all or a part of its fees hereunder.

      4. ACTIVITIES OF THE SUB-ADVISOR. It is understood that the Sub-Advisor may perform investment advisory services for various other clients, including other investment companies. The Trust and the Advisor further acknowledge that the Sub-Advisor may form or serve as an investment advisor or sub-advisor to future funds, which have the same, similar, or overlapping investment objectives. Provided, however that the Sub-Advisor represents and warrants that it has no arrangement or understanding with any party, other than the Trust, that would influence the decision of the Sub-Advisor with respect to its selection of securities for the Fund, and that all selections shall be done in accordance with what is in the best interest of the Fund in a manner consistent with Sub-Advisor's fiduciary duty.

      The Sub-Advisor will report to the Board of Trustees of the Trust (at regular quarterly meetings and at such other times as such Board of Trustees reasonably shall request, subject to the limitation on personal attendance at such meetings set forth in Section 2a) (i) the financial condition and prospects of the Sub-Advisor, (ii) the nature and amount of transactions affecting the Fund that involve the Sub-Advisor and affiliates of the Sub-Advisor, (iii) information regarding any potential conflicts of interest arising by reason of its continuing provision of advisory services to the Fund and to its other accounts, and (iv) such other information as the Board of Trustees shall reasonably request regarding the Fund, the Fund's performance, the services provided by the Sub-Advisor and affiliates of the Sub-Advisor to the Fund as compared to its other accounts and the plans of, and the capability of, the Sub-Advisor with respect to providing future services to the Fund and its other accounts. The Sub-Advisor agrees to submit to the Trust a statement defining its policies with respect to the allocation of business among the Fund and its other clients.

      The Sub-Advisor has supplied to the Advisor and the Trust copies of its Form ADV with all exhibits and attachments thereto (including the Sub-Advisor's statement of financial condition) and will hereafter supply to the Advisor, promptly upon the preparation thereof, copies of all amendments or restatements of such document.

      5. USE OF NAMES. Neither the Advisor nor the Trust shall use the name of the Sub-Advisor in any prospectus, sales literature or other material relating to the Advisor or the Trust in any manner not approved in advance by the Sub-Advisor; provided, however, that the Sub-Advisor will approve all uses of its name which merely refer in accurate terms to its appointment hereunder or which are required by the SEC or a state securities commission; and provided further, that in no event shall such approval be unreasonably withheld. The Sub-Advisor shall not use the name of the Advisor or the Trust in any material relating to the Sub-Advisor in any manner not approved in advance by the Advisor or the Trust, as the case may be; provided, however, that the Advisor and the Trust shall each approve all uses of their respective names which merely refer in accurate terms to the appointment of the Sub-Advisor hereunder or which are required by the SEC or a state securities commission; and, provided further, that in no event shall such approval be unreasonably withheld.

      6. LIABILITY OF THE SUB-ADVISOR. The Sub-Advisor shall indemnify and hold harmless the Trust and all affiliated persons thereof (within the meaning of Section 2(a)(3) of the 1940 Act) and all controlling persons (as described in
Section 15 of the 1933 Act) (collectively, the "Sub-Advisor Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) by reason of or arising out of:
(a) the Sub-Advisor being in material violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the Funds' Registration Statement or any written guidelines or instruction provided in writing by the Board, or (b) the Sub-Advisor's willful misfeasance, bad faith or gross negligence generally in the performance of its duties hereunder or its reckless disregard of its obligations and duties under this Agreement. As used in this Section 6, the term "Sub-Advisor" shall include the Sub-Advisor and/or any of its affiliates and the directors, officers and employees of the Sub-Advisor and/or any of its affiliates.

      7. LIMITATION OF TRUST'S LIABILITY. The Sub-Advisor acknowledges that it has received notice of and accepts the limitations upon the Trust's liability set forth in its Declaration of Trust. The Sub-Advisor agrees that (i) the Trust's obligations to the Sub-Advisor under this Agreement (or indirectly under the Advisory Agreement) shall be limited in any event to the Fund Assets and
(ii) the Sub-Advisor shall not seek satisfaction of any such obligation from the holders of shares of the Fund, other than the Advisor, nor from any Trustee, officer, employee or agent of the Trust.

      8. FORCE MAJEURE. The Sub-Advisor shall not be liable for delays or errors occurring by reason of circumstances beyond its control, including but not limited to acts of civil or military authority, national emergencies, work stoppages, fire, flood, catastrophe, acts of God, insurrection, war, riot, or failure of communication or power supply. In the event of equipment breakdowns beyond its control, the Sub-Advisor shall take all reasonable steps to minimize service interruptions but shall have no liability with respect thereto.

      9. RENEWAL, TERMINATION AND AMENDMENT.

            a. This Agreement shall continue in effect, unless sooner terminated
      as hereinafter provided, until [       ]; and it shall continue thereafter
      provided that such continuance is specifically approved by the parties and, in addition, at least annually by (i) the vote of the holders of a majority of the outstanding voting securities (as herein defined) of the Fund or by vote of a majority of the Trust's Board of Trustees and (ii) by the vote of a majority of the Trustees who are not parties to this Agreement or interested persons of either the Advisor or the Sub-Advisor, cast in person at a meeting called for the purpose of voting on such approval.

            b. This Agreement may be terminated at any time, without payment of any penalty, (i) by the Advisor upon not more than sixty (60) days' nor less than thirty (30) days' written notice delivered or mailed by registered mail, postage prepaid, to the Sub-Advisor; (ii) by the Sub-Advisor upon not less than sixty (60) days' written notice delivered or mailed by registered mail, postage prepaid, to the Advisor; or (iii) by the Trust upon either (y) the majority vote of its Board or (z) the affirmative vote of a majority of the outstanding voting securities of the Fund. This Agreement shall terminate automatically in the event of its assignment.

            c. This Agreement may be amended at any time by the parties hereto, subject to approval by the Trust's Board of Trustees and, if required by applicable SEC rules and regulations, a vote of the majority of the outstanding voting securities of the Fund affected by such change.

            d. The terms "assignment," "interested persons" and "majority of the outstanding voting securities" shall have the meaning set forth for such terms in the 1940 Act.

      10. SEVERABILITY. If any provision of this Agreement shall become or shall be found to be invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

      11. NOTICE. Any notices under this Agreement shall be in writing addressed and delivered personally (or by telecopy) or mailed postage-paid, to the other party at such address as such other party may designate in accordance with this paragraph for the receipt of such notice. Until further notice to the other party, it is agreed that the address of the Trust and that of the Advisor for this purpose shall be 303 Broadway, Suite 1100, Cincinnati, Ohio 45202 and that the address of the Sub-Advisor shall be _____________________________________.

      12. MISCELLANEOUS. Each party agrees to perform such further actions and execute such further documents as are necessary to effectuate the purposes hereof. This Agreement shall be construed and enforced in accordance with and governed by the laws of the State of Ohio and the Sub-Advisor consents to the jurisdiction of courts, both state or federal, in Ohio, with respect to any dispute under this Agreement.. The captions in this Agreement are included for convenience only and in no way define or delimit any of the provisions hereof or otherwise affect their construction or effect. This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

          THE REMAINDER OF THIS PAGE HAS BEEN LEFT INTENTIONALLY BLANK

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and delivered in their names and on their behalf by the undersigned, thereunto duly authorized, all as of the day and year first above written.

                                       TOUCHSTONE ADVISORS, INC.
Attest:

                                       By:
--------------------------------              ----------------------------------
                                              James H. Grifo
Name:                                         President
     ---------------------------

Title:
      --------------------------

                                       FORT WASHINGTON INVESTMENT ADVISORS
Attest:

                                       By:
--------------------------------              ----------------------------------

Name:                                  Name:
     ---------------------------              ----------------------------------

Title:                                 Title:
      --------------------------              ----------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                               OCTOBER __, 2007

                            ACQUISITION OF ASSETS OF

                        TOUCHSTONE SMALL CAP GROWTH FUND

                                   a series of

                           TOUCHSTONE STRATEGIC TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202
                                 (800) 543-0407

                        BY AND IN EXCHANGE FOR SHARES OF

                  TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND

                                   a series of

                           TOUCHSTONE STRATEGIC TRUST
                            303 BROADWAY, SUITE 1100
                             CINCINNATI, OHIO 45202
                                 (800) 543-0407

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Proxy Statement dated October __, 2007, relating specifically to the proposed transfer of all of the assets and liabilities of Touchstone Small Cap Growth Fund (the "Small Cap Growth Fund"), a series of Touchstone Strategic Trust (the "Trust"), in exchange for Class A, Class C and Class Y shares of Touchstone Diversified Small Cap Fund (the "Diversified Small Cap Fund"), also a series of the Trust, and the assumption by the Diversified Small Cap Fund of all of the liabilities of the Small Cap Growth Fund. The transfer is to occur pursuant to an Agreement and Plan of Reorganization. This Statement of Additional Information consists of this cover page and the following documents attached hereto and incorporated by reference herein:

      (1) The Statement of Additional Information of the Trust relating to the Small Cap Growth Fund and the Diversified Small Cap Fund dated August 1, 2007; and

      (2) Annual Report of the Trust relating to the Small Cap Growth Fund and the Diversified Small Cap Fund for the period ended March 31, 2007.

A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to the Trust at the telephone number or address set forth above.

The Pro Forma Financial Statements for the Reorganization are provided on the following pages.

                        TOUCHSTONE SMALL CAP GROWTH FUND
                  TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
              Pro Forma Combined Statement of Assets & Liabilities

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
PRO FORMA COMBINING
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
(UNAUDITED)

                                                                                                                       PRO FORMA
                                                                           TOUCHSTONE                                 TOUCHSTONE
                                                    TOUCHSTONE           STRATEGIC TRUST                            STRATEGIC TRUST
                                                  STRATEGIC TRUST          DIVERSIFIED                                DIVERSIFIED
                                                     SMALL CAP              SMALL CAP                                  SMALL CAP
                                                      GROWTH                 GROWTH             PRO FORMA               GROWTH
                                                       FUND                   FUND             ADJUSTMENTS               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
      At cost                                      $  69,835,743          $  10,973,278      $  (16,676,886)(A)       $  64,132,135
-----------------------------------------------------------------------------------------------------------------------------------
      Affiliated securities at market value        $   1,217,649          $     366,382      $    1,709,658 (B)       $   3,293,689
      Non-affiliated securities at market value       77,945,075             11,918,518         (18,386,544)(A),(B)      71,477,049
-----------------------------------------------------------------------------------------------------------------------------------
      At market value - including $16,131,203
           of securities loaned for the Small
           Cap Growth Fund.                           79,162,724             12,284,900         (16,676,886)(A)          74,770,738
Dividends and interest receivable                         18,665                  1,843                   -                  20,508
Receivable for capital shares sold                        59,146                      -                   -                  59,146
Receivable for securities sold                           812,620                120,075                   -                 932,695
Receivable for securities lending income                  19,285                      -                   -                  19,285
Other assets                                              19,579                  2,513                   -                  22,092
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                          80,092,019             12,409,331         (16,676,886)             75,824,464
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Bank overdrafts                                            4,689                      -                   -                   4,689
Payable upon return of securities loaned              16,676,886                      -         (16,676,886) (A)                  -
Payable for capital shares redeemed                      264,268                      -                   -                 264,268
Payable for securities purchased                         770,784                383,290                   -               1,154,074
Payable to Advisor                                        27,065                 10,200                   -                  37,265
Payable to other affiliates                               16,324                  2,539                   -                  18,863
Payable to Trustees                                        2,252                  3,596                   -                   5,848
Other accrued expenses and liabilities                    57,392                 35,261                   -                  92,653
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     17,819,660                434,886         (16,676,886)              1,577,660
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS                                         $  62,272,359          $  11,974,445      $            -           $  74,246,804
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
Paid-in capital                                    $  74,175,873          $  10,324,014      $            -           $  84,499,887
Accumulated net realized gains (losses) from
     security transactions                           (21,230,495)               338,809                   -              20,891,686)
Net unrealized appreciation on investments             9,326,981              1,311,622                   -              10,638,603
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                         $  62,272,359          $  11,974,445      $            -           $  74,246,804
-----------------------------------------------------------------------------------------------------------------------------------

BY CLASS:

NET ASSETS:
CLASS A                                            $  32,662,308          $   5,846,348      $    4,876,111           $  43,384,767
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B                                            $   4,876,111          $           -      $   (4,876,111)          $           -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C                                            $   8,727,626          $           -                               $   8,727,626
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y                                            $  16,006,314          $   6,128,097                               $  22,134,411
-----------------------------------------------------------------------------------------------------------------------------------

OUTSTANDING SHARES:
CLASS A                                                1,965,252                502,296           3,224,950               3,727,246
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B                                                  302,229                      -            (302,229)                      -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C                                                  540,540                      -                                     540,540
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y                                                  951,731                525,756           1,372,754               1,898,510
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE:
CLASS A                                            $       16.62          $       11.64                               $       11.64
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B                                            $       16.13          $           -                               $           -
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C                                            $       16.15          $           -                               $       16.15
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y                                            $       16.82          $       11.66                               $       11.66
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the elimination of securities on loan (and associated collateral) from the Touchstone Strategic Trust Small Cap Growth Fund. The Diversified Small Cap Growth Fund does not engage in securities lending.
(B) Represents reallocation of portfolio holdings resulting from the merger.

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
PRO FORMA COMBINING
STATEMENTS OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2007
(UNAUDITED)

                                                                                                                       PRO FORMA
                                                                            TOUCHSTONE                                 TOUCHSTONE
                                                   TOUCHSTONE             STRATEGIC TRUST                           STRATEGIC TRUST
                                                 STRATEGIC TRUST            DIVERSIFIED                               DIVERSIFIED
                                                    SMALL CAP                SMALL CAP                                 SMALL CAP
                                                     GROWTH                   GROWTH            PRO FORMA               GROWTH
                                                      FUND                   FUND (A)          ADJUSTMENTS               FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends from affiliated securities             $      444,801           $      2,334         $         -           $      447,135
Dividends from non-affiliated securities                588,089                 13,360                   -                  601,449
Interest                                                 45,250                      -                   -                   45,250
Income from securities loaned                           514,472                      -                   -                  514,472
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                               1,592,612                 15,694                   -                1,608,306
------------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                              2,560,791                 65,039            (124,545)(B)            2,501,285
Sponsor fees                                            377,148                  6,767            (383,915)(D)                    -
Distribution expenses, Class A                           96,624                  7,742                   -                  104,366
Distribution expenses, Class B                           71,011                      -             (71,011)(E)                    -
Distribution expenses, Class C                          142,779                      -                   -                  142,779
Transfer Agent fees, Class A                            122,184                  4,000                   -                  126,184
Transfer Agent fees, Class B                             15,515                      -             (15,515)(E)                    -
Transfer Agent fees, Class C                             29,875                      -                   -                   29,875
Transfer Agent fees, Class Y                             18,263                  4,000                   -                   22,263
Postage and supplies                                    130,099                 10,264                   -                  140,363
Administration fees                                     123,324                  7,483             111,370 (B)              242,177
Reports to shareholders                                 102,468                  9,500                   -                  111,968
Registration fees                                         1,421                      -                   -                    1,421
Registration fees, Class A                               12,738                    413                   -                   13,151
Registration fees, Class B                               10,447                      -             (10,447)(E)                    -
Registration fees, Class C                               11,938                      -                   -                   11,938
Registration fees, Class Y                               38,319                    402                   -                   38,721
Accounting services fees                                 48,375                 10,347             (58,722)(F)                    -
Custodian fees                                           43,918                  2,300                   -                   46,218
Professional fees                                        28,346                 16,100             (12,000)(G)               32,446
Trustees' fees and expenses                               7,858                  6,300              (3,000)(C)               11,158
Compliance fees and expenses                              1,248                    600                   -                    1,848
Other expenses                                            9,257                  2,101                   -                   11,358
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL EXPENSES                                        4,003,946                153,358            (567,785)               3,589,519
Sponsor fees waived                                    (377,148)                (6,767)            383,915 (D)                    -
Fees waived and/or expenses reimbursed by the
     Advisor                                            (78,214)               (67,594)                  -                 (145,808)
Fees reduced by Custodian                               (10,714)                     -                   -                  (10,714)
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                          3,537,870                 78,997            (183,870)               3,432,997
-----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                  (1,945,258)               (63,303)                                  (1,824,691)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
Net realized gains (losses) from security
      transactions                                  (16,494,317)               402,112                   -              (16,092,205)
Net change in unrealized appreciation/
      depreciation on investments                   (69,830,999)             1,311,622                   -              (68,519,377)
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
      ON INVESTMENTS                                (86,325,316)             1,713,734                   -              (84,611,582)
-----------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS                            $  (88,270,574)          $  1,650,431         $         -           $  (86,436,273)
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from commencement of operations (September 6, 2006) through March 31, 2007.
(B) Based on contract in effect for the legal surviving fund.
(C) Based on director compensation plan for the Trust divided by remaining number of funds.
(D) Sponsor fees are eliminated in the merged fund.
(E) Adjusted to reflect class eliminated in the merged fund.
(F) Services are now provided under the Administration fees effective January 1, 2007.
(G) Decrease due to the elimination of duplicate expenses achieved by merging the funds.

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2007
(Unaudited)

                                                              TOUCHSTONE STRATEGIC TRUST              TOUCHSTONE STRATEGIC TRUST
                                                                SMALL CAP GROWTH FUND             DIVERSIFIED SMALL CAP GROWTH FUND
                                                             SHARES           MARKET VALUE           SHARES           MARKET VALUE
                                                        ----------------------------------------------------------------------------
COMMON STOCKS (95.9%) (A)
INFORMATION TECHNOLOGY (25.1%) (A)
24/7 Real Media, Inc.*                                                 -  $                -              17,682  $          141,986
Amphenol Corp.                                                         -                   -               1,180              76,193
Arris Group, Inc.*                                                     -                   -              10,585             149,037
Avnet, Inc.*                                                           -                   -               5,855             211,600
Digital River, Inc.*                                                   -                   -               3,265             180,391
eCollege.com*                                                          -                   -               4,532              81,349
Emulex Corp.*                                                          -                   -               5,290              96,754
Euronet Worldwide, Inc.*                                               -                   -               4,785             128,525
F5 Networks, Inc.*                                                     -                   -               1,625             108,355
j2 Global Communications, Inc.*                                        -                   -               5,325             147,609
MEMC Electronic Materials, Inc.*                                       -                   -               2,195             132,973
Microsemi Corp.*                                                       -                   -               5,325             110,813
NETGEAR, Inc.*                                                         -                   -               5,380             153,491
Nuance Communications, Inc.*                                           -                   -               9,910             151,722
Packeteer, Inc.*                                                       -                   -              12,355             153,449
Parametric Technology Corp.*                                      24,500             467,705               6,639             126,739
Secure Computing Corp.*                                                -                   -              14,000             107,800
Sonic Solutions*                                                       -                   -               4,709              66,397
Tessera Technologies, Inc.*                                            -                   -               3,340             132,732
Transaction Systems Architects, Inc.*                                  -                   -               2,485              80,489
Ultra Clean Holdings, Inc.*                                       35,900             621,070              14,055             243,151
ValueClick, Inc.*                                                      -                   -               6,035             157,695
WebEx Communications, Inc.*                                            -                   -               2,425             137,886
Western Digital Corp.*                                                 -                   -               2,210              37,150
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1,088,775                               3,114,286
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (22.7%) (A)
Alexion Pharmaceuticals, Inc.*                                         -                   -               5,635             243,657
Arrhythmia Research Technology, Inc.                               9,000             235,980                   -                   -
ArthroCare Corp.*                                                      -                   -               4,480             161,459
Avigen, Inc.*                                                     52,900             343,321                   -                   -
Biomarin Pharmaceutical, Inc.*                                         -                   -               3,160              54,542
Bovie Medical Corp.*                                              12,700              90,170                   -                   -
Cardiome Pharma Corp.*                                            40,350             409,553                   -                   -
ev3, Inc.*                                                             -                   -               6,990             137,703
Genomic Health, Inc.*                                                  -                   -              11,456             198,647
Gen-Probe, Inc.*                                                       -                   -               3,205             150,891
HealthExtras, Inc.*                                               52,600           1,513,827                   -                   -
HMS Holdings Corp.*                                               30,000             657,000                   -                   -
Hologic, Inc.*                                                    21,050           1,213,322               4,505             259,668
Intuitive Surgical, Inc.*                                              -                   -               1,425             173,237
Isis Pharmaceuticals, Inc.*                                       65,500             607,185                   -                   -
Kyphon, Inc.*                                                          -                   -               5,800             261,813
LCA-Vision, Inc.                                                       -                   -               3,805             156,728
LifeCell Corp.*                                                        -                   -               7,095             177,162
Medical Action Industries, Inc.*                                  25,050             598,695                   -                   -
MEDTOX Scientific, Inc.*                                          14,400             264,960                   -                   -
Mesa Laboratories, Inc.                                           16,800             310,800                   -                   -
Micrus Endovascular Corp.*                                        13,050             311,112                   -                   -
Molecular Insight Pharmaceuticals, Inc.*                          38,000             451,440                   -                   -
New Brunswick Scientific Co., Inc.*                               47,200             380,904                   -                   -
On Assignment, Inc.*                                              98,550           1,223,005                   -                   -
Pharmion Corp.*                                                        -                   -               6,200             162,998
Progenics Pharmaceuticals, Inc.*                                       -                   -               7,465             176,771
Radiation Therapy Services, Inc.*                                      -                   -               7,420             227,349
Rochester Medical Corp.*                                           3,000              68,340                   -                   -
Span-America Medical Systems, Inc.                                 7,400             117,734                   -                   -
The TriZetto Group, Inc.*                                         50,650           1,013,507                   -                   -
Vascular Solutions, Inc.*                                          9,900              97,416                   -                   -
Ventana Medical Systems, Inc.*                                         -                   -               5,625             235,688
Viasys Healthcare, Inc.*                                          66,350           2,255,236                   -                   -
Zoll Medical Corp.*                                               20,100             535,665                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  12,699,172                               2,778,313
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS (17.9%) (A)
AAR Corp.*                                                        30,100             829,556               3,078              84,830
Adminstaff, Inc.                                                       -                   -               3,200             112,640
Astec Industries, Inc.*                                                -                   -               1,040              41,860
Bucyrus International, Inc.                                            -                   -               2,590             133,385
COMSYS IT Partners, Inc.*                                              -                   -               7,152             142,325
Consolidated Graphics, Inc.*                                           -                   -               1,592             117,888
CRA International, Inc.*                                               -                   -               2,390             124,710
EnPro Industries, Inc.*                                                -                   -               3,290             118,605
General Cable Corp.*                                                   -                   -               2,980             159,221
Hub Group, Inc.*                                                       -                   -               2,880              83,491
Infrasource Services, Inc.*                                            -                   -               1,355              41,368
NCI Building Systems, Inc.*                                            -                   -               2,915             139,162
Pike Electric Corp.*                                                   -                   -               4,720              85,338
Regal-Beloit Corp.                                                     -                   -               3,068             142,294
Triumph Group, Inc.                                                    -                   -               2,420             133,923
Wabtec Corp.                                                           -                   -               4,991             172,139
Watson Wyatt Worldwide, Inc.                                           -                   -               2,588             125,906
WESCO International, Inc.*                                             -                   -               2,350             147,533
Woodward Governor Co.                                                  -                   -               2,730             112,394
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     829,556                               2,219,012
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           PRO FORMA COMBINED
                                                                  PRO FORMA                           TOUCHSTONE STRATEGIC TRUST
                                                                 ADJUSTMENTS                       DIVERSIFIED SMALL CAP GROWTH FUND
                                                        SHARES                MARKET VALUE           SHARES           MARKET VALUE
                                               -------------------------------------------------------------------------------------
COMMON STOCKS (95.9%) (A)
Information Technology (25.1%) (A)
24/7 Real Media, Inc.*                                       82,510  $               662,553  (B)        100,192  $          804,539
Amphenol Corp.                                                5,506                  355,541  (B)          6,686             431,734
Arris Group, Inc.*                                           49,393                  695,455  (B)         59,978             844,492
Avnet, Inc.*                                                 27,321                  987,395  (B)         33,176           1,198,995
Digital River, Inc.*                                         15,236                  841,763  (B)         18,501           1,022,154
eCollege.com*                                                21,148                  379,601  (B)         25,680             460,950
Emulex Corp.*                                                24,685                  451,486  (B)         29,975             548,240
Euronet Worldwide, Inc.*                                     22,328                  599,740  (B)         27,113             728,265
F5 Networks, Inc.*                                            7,583                  505,620  (B)          9,208             613,975
j2 Global Communications, Inc.*                              24,848                  688,792  (B)         30,173             836,401
MEMC Electronic Materials, Inc.*                             10,243                  620,496  (B)         12,438             753,469
Microsemi Corp.*                                             24,848                  517,090  (B)         30,173             627,903
NETGEAR, Inc.*                                               25,105                  716,239  (B)         30,485             869,730
Nuance Communications, Inc.*                                 46,243                  707,984  (B)         56,153             859,706
Packeteer, Inc.*                                             57,652                  716,043  (B)         70,007             869,492
Parametric Technology Corp.*                                 30,980                  591,406  (B)         62,119           1,185,850
Secure Computing Corp.*                                      65,329                  503,030  (B)         79,329             610,830
Sonic Solutions*                                             21,974                  309,830  (B)         26,683             376,227
Tessera Technologies, Inc.*                                  15,586                  619,371  (B)         18,926             752,103
Transaction Systems Architects, Inc.*                        11,596                  375,588  (B)         14,081             456,077
Ultra Clean Holdings, Inc.*                                  65,585                1,134,622  (B)        115,540           1,998,843
ValueClick, Inc.*                                            28,161                  735,856  (B)         34,196             893,551
WebEx Communications, Inc.*                                  11,316                  643,421  (B)         13,741             781,307
Western Digital Corp.*                                       10,313                  173,354  (B)         12,523             210,504
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  14,532,277                              18,735,338
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (22.7%) (A)
Alexion Pharmaceuticals, Inc.*                               26,295                1,136,983  (B)         31,930           1,380,640
Arrhythmia Research Technology, Inc.                         (9,000)                (235,980) (B)              -                   -
ArthroCare Corp.*                                            20,905                  753,421  (B)         25,385             914,880
Avigen, Inc.*                                               (52,900)                (343,321) (B)              -                   -
Biomarin Pharmaceutical, Inc.*                               14,746                  254,511  (B)         17,906             309,053
Bovie Medical Corp.*                                        (12,700)                 (90,170) (B)              -                   -
Cardiome Pharma Corp.*                                      (40,350)                (409,553) (B)              -                   -
ev3, Inc.*                                                   32,618                  642,567  (B)         39,608             780,270
Genomic Health, Inc.*                                        53,457                  926,952  (B)         64,913           1,125,599
Gen-Probe, Inc.*                                             14,956                  704,107  (B)         18,161             854,998
HealthExtras, Inc.*                                         (52,600)              (1,513,827) (B)              -                   -
HMS Holdings Corp.*                                         (30,000)                (657,000) (B)              -                   -
Hologic, Inc.*                                               21,022                1,211,696  (B)         46,577           2,684,686
Intuitive Surgical, Inc.*                                     6,650                  808,381  (B)          8,075             981,618
Isis Pharmaceuticals, Inc.*                                 (65,500)                (607,185) (B)              -                   -
Kyphon, Inc.*                                                27,065                1,221,705  (B)         32,865           1,483,518
LCA-Vision, Inc.                                             17,755                  731,344  (B)         21,560             888,072
LifeCell Corp.*                                              33,108                  826,696  (B)         40,203           1,003,858
Medical Action Industries, Inc.*                            (25,050)                (598,695) (B)              -                   -
MEDTOX Scientific, Inc.*                                    (14,400)                (264,960) (B)              -                   -
Mesa Laboratories, Inc.                                     (16,800)                (310,800) (B)              -                   -
Micrus Endovascular Corp.*                                  (13,050)                (311,112) (B)              -                   -
Molecular Insight Pharmaceuticals, Inc.*                    (38,000)                (451,440) (B)              -                   -
New Brunswick Scientific Co., Inc.*                         (47,200)                (380,904) (B)              -                   -
On Assignment, Inc.*                                        (98,550)              (1,223,005) (B)              -                   -
Pharmion Corp.*                                              28,931                  760,602  (B)         35,131             923,600
Progenics Pharmaceuticals, Inc.*                             34,834                  824,871  (B)         42,299           1,001,642
Radiation Therapy Services, Inc.*                            34,624                1,060,885  (B)         42,044           1,288,234
Rochester Medical Corp.*                                     (3,000)                 (68,340) (B)              -                   -
Span-America Medical Systems, Inc.                           (7,400)                (117,734) (B)              -                   -
The TriZetto Group, Inc.*                                   (50,650)              (1,013,507) (B)              -                   -
Vascular Solutions, Inc.*                                    (9,900)                 (97,416) (B)              -                   -
Ventana Medical Systems, Inc.*                               26,248                1,099,797  (B)         31,873           1,335,485
Viasys Healthcare, Inc.*                                    (66,350)              (2,255,236) (B)              -                   -
Zoll Medical Corp.*                                         (20,100)                (535,665) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1,478,667                              16,956,152
------------------------------------------------------------------------------------------------------------------------------------

INDUSTRIALS (17.9%) (A)
AAR Corp.*                                                   14,363                  395,845  (B)         47,541           1,310,231
Adminstaff, Inc.                                             14,932                  525,615  (B)         18,132             638,255
Astec Industries, Inc.*                                       4,853                  195,332  (B)          5,893             237,192
Bucyrus International, Inc.                                  12,086                  622,418  (B)         14,676             755,803
COMSYS IT Partners, Inc.*                                    33,374                  664,135  (B)         40,526             806,460
Consolidated Graphics, Inc.*                                  7,429                  550,104  (B)          9,021             667,992
CRA International, Inc.*                                     11,153                  581,938  (B)         13,543             706,648
EnPro Industries, Inc.*                                      15,352                  553,450  (B)         18,642             672,055
General Cable Corp.*                                         13,906                  742,977  (B)         16,886             902,198
Hub Group, Inc.*                                             13,439                  389,596  (B)         16,319             473,087
Infrasource Services, Inc.*                                   6,323                  193,037  (B)          7,678             234,405
NCI Building Systems, Inc.*                                  13,602                  649,375  (B)         16,517             788,537
Pike Electric Corp.*                                         22,025                  398,215  (B)         26,745             483,553
Regal-Beloit Corp.                                           14,316                  663,990  (B)         17,384             806,284
Triumph Group, Inc.                                          11,293                  624,929  (B)         13,713             758,852
Wabtec Corp.                                                 23,290                  803,257  (B)         28,281             975,396
Watson Wyatt Worldwide, Inc.                                 12,076                  587,519  (B)         14,664             713,425
WESCO International, Inc.*                                   10,966                  688,437  (B)         13,316             835,970
Woodward Governor Co.                                        12,739                  524,467  (B)         15,469             636,861
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  10,354,636                              13,403,204
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2007
(Unaudited)

                                                              TOUCHSTONE STRATEGIC TRUST              TOUCHSTONE STRATEGIC TRUST
                                                                SMALL CAP GROWTH FUND             DIVERSIFIED SMALL CAP GROWTH FUND
                                                             SHARES           MARKET VALUE           SHARES           MARKET VALUE
                                                        ----------------------------------------------------------------------------
CONSUMER DISCRETIONARY (15.2%) (A)
BJ'S Restaurants, Inc.*                                                -                   -               6,945             146,748
Bright Horizons Family Solutions, Inc.*                                -                   -               3,809             143,790
Chipotle Mexican Grill, Inc.*                                          -                   -                 963              59,802
Claire's Stores, Inc.                                                  -                   -               2,230              71,628
Coldwater Creek, Inc.*                                                 -                   -               7,251             147,050
DSW, Inc.*                                                             -                   -               3,490             147,313
Guitar Center, Inc.*                                                   -                   -               3,168             142,940
LIFE TIME FITNESS, Inc.*                                               -                   -               2,825             145,233
McCormick & Schmick's Seafood Restaurants, Inc.*                   6,200             166,222               5,439             145,820
Morningstar, Inc.*                                                     -                   -               2,865             147,948
Nutri/System, Inc.*                                                    -                   -               2,955             154,871
PetMed Express, Inc.*                                                  -                   -              10,635             126,025
Phillips-Van Heusen Corp.                                              -                   -               2,478             145,706
Sonic Corp.*                                                           -                   -               4,600             102,488
Steiner Leisure Ltd.*                                                  -                   -               3,275             147,310
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     166,222                               1,974,672
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (7.1%) (A)
Affiliated Managers Group, Inc.*                                       -                   -               1,220             132,187
Boston Private Financial Holdings, Inc.                           23,100             644,952               2,365              66,031
East West Bancorp, Inc.                                                -                   -               3,285             120,789
Jefferies Group, Inc.                                                  -                   -               4,460             129,117
LaSalle Hotel Properties                                               -                   -               3,470             160,869
Portfolio Recovery Associates, Inc.*                                   -                   -               4,765             212,758
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     644,952                                 821,751
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (5.2%) (A)
Bolt Technology Corp.*                                             3,900             133,731                   -                   -
Cabot Oil & Gas Corp.                                                  -                   -               1,308              88,055
Carrizo Oil & Gas, Inc.*                                          17,700             618,792                   -                   -
Goodrich Petroleum Corp.*                                         28,200             948,366                   -                   -
Helix Energy Solutions Group, Inc.*                                    -                   -               2,470              92,106
Helmerich & Payne, Inc.                                                -                   -               3,218              97,634
Input/Output, Inc.*                                                    -                   -              14,283             196,819
InterOil Corp.*                                                   90,000           2,394,000                   -                   -
SEACOR Holdings, Inc.*                                                 -                   -                 450              44,280
Trico Marine Services, Inc.*                                           -                   -               1,075              40,055
W-H Energy Services, Inc.*                                             -                   -               2,835             132,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   4,094,889                                 691,457
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (1.3%) (A)
The Andersons, Inc.                                                    -                   -               2,735             121,434
Wild Oats Market, Inc.*                                                -                   -               2,543              46,283
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           -                                 167,717
------------------------------------------------------------------------------------------------------------------------------------

MATERIALS (1.1%) (A)
Brush Engineered Materials, Inc.*                                      -                   -                 860              41,684
Reliance Steel & Aluminum Co.                                          -                   -               2,265             109,626
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           -                                 151,310
------------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY (0.0%) (A)
Actuate Corp.*                                                   100,000             522,000                   -                   -
Astronics Corp.*                                                   6,500             114,400                   -                   -
Avici Systems, Inc.*                                              16,300             186,146                   -                   -
Compudyne Corp.*                                                  10,000              60,700                   -                   -
CyberSource Corp.*                                                36,700             459,117                   -                   -
Edgewater Technology, Inc.*                                       10,500              88,620                   -                   -
Frequency Electronics                                              8,500              92,820                   -                   -
Gilat Satellite Networks Ltd.*                                     9,300              76,725                   -                   -
Globecomm Systems, Inc.*                                          18,900             202,230                   -                   -
Harris Stratex Networks - Class A*                                29,250             561,308                   -                   -
Hauppage Digital, Inc.*                                           41,200             281,396                   -                   -
iGATE Capital Corp.*                                              27,700             228,248                   -                   -
Informatica Corp.*                                               143,750           1,930,562                   -                   -
Iomega Corp.*                                                     48,100             180,375                   -                   -
LivePerson, Inc.*                                                 17,400             137,112                   -                   -
Opsware, Inc.*                                                   121,800             883,050                   -                   -
OSI Systems, Inc.*                                                30,950             818,318                   -                   -
Rainmaker Systems, Inc.*                                          38,000             319,200                   -                   -
Simulations Plus, Inc.*                                           12,500             123,750                   -                   -
Smith Micro Software, Inc.*                                       24,000             447,120                   -                   -
SRS Labs, Inc.*                                                   15,800             220,094                   -                   -
Syntax-Brillian Corp.*                                            24,800             208,320                   -                   -
TeleCommunication Systems, Inc.*                                  32,900             122,388                   -                   -
TESSCO Technologies, Inc.*                                        22,500             611,775                   -                   -
Vocus, Inc.*                                                       6,300             126,819                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   9,002,593                                       -
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS (0.0%) (A)
Cogent Communications Group, Inc.*                                52,500           1,240,575                   -                   -
Global Crossing Ltd.*                                             76,900           2,114,750                   -                   -
Harmonic, Inc.*                                                  142,350           1,397,877                   -                   -
MRV Communications, Inc.*                                        154,200             547,410                   -                   -
SBA Communications Corp. - Class A*                               39,150           1,156,883                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   6,457,495                                       -
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                           PRO FORMA COMBINED
                                                                  PRO FORMA                           TOUCHSTONE STRATEGIC TRUST
                                                                 ADJUSTMENTS                       DIVERSIFIED SMALL CAP GROWTH FUND
                                                        SHARES                MARKET VALUE           SHARES           MARKET VALUE
                                               -------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY (15.2%) (A)
BJ'S Restaurants, Inc.*                                      32,408                  684,774  (B)         39,353             831,522
Bright Horizons Family Solutions, Inc.*                      17,774                  670,971  (B)         21,583             814,761
Chipotle Mexican Grill, Inc.*                                 4,494                  279,056  (B)          5,457             338,858
Claire's Stores, Inc.                                        10,406                  334,240  (B)         12,636             405,868
Coldwater Creek, Inc.*                                       33,836                  686,183  (B)         41,087             833,233
DSW, Inc.*                                                   16,285                  687,411  (B)         19,775             834,724
Guitar Center, Inc.*                                         14,783                  667,005  (B)         17,951             809,945
LIFE TIME FITNESS, Inc.*                                     13,182                  677,705  (B)         16,007             822,938
McCormick & Schmick's Seafood Restaurants, Inc.*             25,380                  680,444  (B)         37,019             992,486
Morningstar, Inc.*                                           13,369                  690,374  (B)         16,234             838,322
Nutri/System, Inc.*                                          13,789                  722,679  (B)         16,744             877,550
PetMed Express, Inc.*                                        49,626                  588,074  (B)         60,261             714,099
Phillips-Van Heusen Corp.                                    11,563                  679,912  (B)         14,041             825,618
Sonic Corp.*                                                 21,465                  478,243  (B)         26,065             580,731
Steiner Leisure Ltd.*                                        15,282                  687,397  (B)         18,557             834,707
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   9,214,466                              11,355,360
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL (7.1%) (A)
Affiliated Managers Group, Inc.*                              5,693                  616,828  (B)          6,913             749,015
Boston Private Financial Holdings, Inc.                      11,036                  308,122  (B)         36,501           1,019,105
East West Bancorp, Inc.                                      15,329                  563,641  (B)         18,614             684,430
Jefferies Group, Inc.                                        20,812                  602,502  (B)         25,272             731,619
LaSalle Hotel Properties                                     16,192                  750,667  (B)         19,662             911,536
Portfolio Recovery Associates, Inc.*                         22,235                  992,798  (B)         27,000           1,205,556
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   3,834,559                               5,301,262
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (5.2%) (A)
Bolt Technology Corp.*                                       (3,900)                (133,731) (B)              -                   -
Cabot Oil & Gas Corp.                                         6,104                  410,893  (B)          7,412             498,948
Carrizo Oil & Gas, Inc.*                                    (17,700)                (618,792) (B)              -                   -
Goodrich Petroleum Corp.*                                   (28,200)                (948,366) (B)              -                   -
Helix Energy Solutions Group, Inc.*                          11,526                  429,797  (B)         13,996             521,903
Helmerich & Payne, Inc.                                      15,016                  455,592  (B)         18,234             553,226
Input/Output, Inc.*                                          66,649                  918,422  (B)         80,932           1,115,241
InterOil Corp.*                                             (90,000)              (2,394,000) (B)              -                   -
SEACOR Holdings, Inc.*                                        2,100                  206,625  (B)          2,550             250,905
Trico Marine Services, Inc.*                                  5,016                  186,910  (B)          6,091             226,965
W-H Energy Services, Inc.*                                   13,229                  618,326  (B)         16,064             750,834
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    (868,324)                              3,918,022
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER STAPLES (1.3%) (A)
The Andersons, Inc.                                          12,762                  566,651  (B)         15,497             688,085
Wild Oats Market, Inc.*                                      11,866                  215,972  (B)         14,409             262,255
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     782,622                                 950,339
------------------------------------------------------------------------------------------------------------------------------------

MATERIALS (1.1%) (A)
Brush Engineered Materials, Inc.*                             4,013                  194,511  (B)          4,873             236,195
Reliance Steel & Aluminum Co.                                10,569                  511,551  (B)         12,834             621,177
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     706,062                                 857,372
------------------------------------------------------------------------------------------------------------------------------------

ELECTRONIC TECHNOLOGY (0.0%) (A)
Actuate Corp.*                                             (100,000)                (522,000) (B)              -                   -
Astronics Corp.*                                             (6,500)                (114,400) (B)              -                   -
Avici Systems, Inc.*                                        (16,300)                (186,146) (B)              -                   -
Compudyne Corp.*                                            (10,000)                 (60,700) (B)              -                   -
CyberSource Corp.*                                          (36,700)                (459,117) (B)              -                   -
Edgewater Technology, Inc.*                                 (10,500)                 (88,620) (B)              -                   -
Frequency Electronics                                        (8,500)                 (92,820) (B)              -                   -
Gilat Satellite Networks Ltd.*                               (9,300)                 (76,725) (B)              -                   -
Globecomm Systems, Inc.*                                    (18,900)                (202,230) (B)              -                   -
Harris Stratex Networks - Class A*                          (29,250)                (561,308) (B)              -                   -
Hauppage Digital, Inc.*                                     (41,200)                (281,396) (B)              -                   -
iGATE Capital Corp.*                                        (27,700)                (228,248) (B)              -                   -
Informatica Corp.*                                         (143,750)              (1,930,562) (B)              -                   -
Iomega Corp.*                                               (48,100)                (180,375) (B)              -                   -
LivePerson, Inc.*                                           (17,400)                (137,112) (B)              -                   -
Opsware, Inc.*                                             (121,800)                (883,050) (B)              -                   -
OSI Systems, Inc.*                                          (30,950)                (818,318) (B)              -                   -
Rainmaker Systems, Inc.*                                    (38,000)                (319,200) (B)              -                   -
Simulations Plus, Inc.*                                     (12,500)                (123,750) (B)              -                   -
Smith Micro Software, Inc.*                                 (24,000)                (447,120) (B)              -                   -
SRS Labs, Inc.*                                             (15,800)                (220,094) (B)              -                   -
Syntax-Brillian Corp.*                                      (24,800)                (208,320) (B)              -                   -
TeleCommunication Systems, Inc.*                            (32,900)                (122,388) (B)              -                   -
TESSCO Technologies, Inc.*                                  (22,500)                (611,775) (B)              -                   -
Vocus, Inc.*                                                 (6,300)                (126,819) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (9,002,593)                                      -
------------------------------------------------------------------------------------------------------------------------------------

COMMUNICATIONS (0.0%) (A)
Cogent Communications Group, Inc.*                          (52,500)              (1,240,575) (B)              -                   -
Global Crossing Ltd.*                                       (76,900)              (2,114,750) (B)              -                   -
Harmonic, Inc.*                                            (142,350)              (1,397,877) (B)              -                   -
MRV Communications, Inc.*                                  (154,200)                (547,410) (B)              -                   -
SBA Communications Corp. - Class A*                         (39,150)              (1,156,883) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (6,457,495)                                      -
------------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND
PRO FORMA COMBINING
PORTFOLIO OF INVESTMENTS

MARCH 31, 2007
(Unaudited)

                                                              TOUCHSTONE STRATEGIC TRUST              TOUCHSTONE STRATEGIC TRUST
                                                                SMALL CAP GROWTH FUND             DIVERSIFIED SMALL CAP GROWTH FUND
                                                             SHARES           MARKET VALUE           SHARES           MARKET VALUE
                                                        ----------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES (0.0%) (A)
Concur Technologies, Inc.*                                        31,600             551,736                   -                   -
Matrix Service Co.*                                               31,300             633,199                   -                   -
Medical Staffing Network Holdings, Inc.*                           3,900              24,765                   -                   -
Perficient, Inc.*                                                 30,000             593,400                   -                   -
Standard Parking Corp.*                                           10,800             381,996                   -                   -
SumTotal Systems, Inc.*                                           80,300             640,794                   -                   -
Team, Inc.*                                                          800              30,520                   -                   -
TheStreet.com, Inc.                                               38,200             467,950                   -                   -
Thomas Group, Inc.                                                 7,750              92,380                   -                   -
VA Software Corp.*                                               158,600             639,158                   -                   -
Varian, Inc.*                                                     30,150           1,756,539                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   5,812,437                                       -
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER MANUFACTURING (0.0%) (A)
AAON, Inc.                                                         7,800             203,814                   -                   -
Amerigon, Inc.*                                                   33,400             415,830                   -                   -
Fuel-Tech N.V.*                                                   25,000             616,250                   -                   -
Kadant, Inc.*                                                     17,700             448,872                   -                   -
K-Tron International, Inc.*                                        7,100             509,283                   -                   -
Magnetek, Inc.*                                                    9,600              48,384                   -                   -
Powell Industries, Inc.*                                           4,700             150,400                   -                   -
Smith & Wesson Holding Corp.*                                     45,000             589,050                   -                   -
Tat Technologies Ltd.                                             23,000             483,690                   -                   -
Virco Manufacturing Corp.*                                        13,600              91,800                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   3,557,373                                       -
------------------------------------------------------------------------------------------------------------------------------------

FINANCE (0.0%) (A)
Affirmative Insurance Holdings, Inc.                               5,500              95,150                   -                   -
American Physicians Capital, Inc.*                                12,150             486,972                   -                   -
CompuCredit Corp.*                                                44,050           1,375,241                   -                   -
Consumer Portfolio Services, Inc.*                                 1,700              10,455                   -                   -
James River Group, Inc.                                           15,100             472,781                   -                   -
Marlin Business Services, Inc.*                                   19,000             415,720                   -                   -
Mercer Insurance Group, Inc.                                      19,000             377,910                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   3,234,229                                       -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES (0.0%) (A)
American Medical Alert Corp.*                                     83,100             495,276                   -                   -
Famous Dave's of America, Inc.*                                    7,000             126,490                   -                   -
Gemstar-TV Guide International, Inc.*                            244,700           1,025,293                   -                   -
Hovnanian Enterprises, Inc.*                                      21,200             533,392                   -                   -
Standard Pacific Corp.                                            28,700             598,969                   -                   -
Universal Security Intruments*                                     7,200             247,320                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   3,026,740                                       -
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (0.0%) (A)
Bankrate, Inc.*                                                   46,000           1,621,040                   -                   -
Thomas Weisel Partners Group, Inc.*                               55,550           1,056,561                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   2,677,601                                       -
------------------------------------------------------------------------------------------------------------------------------------

BASIC MATERIALS (0.0%) (A)
Ladish Co., Inc.*                                                 27,550           1,036,982                   -                   -
Landec Corp.*                                                      4,500              63,810                   -                   -
Multi-Color Corp.                                                 12,900             452,403                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1,553,195                                       -
------------------------------------------------------------------------------------------------------------------------------------

SERVICE-BUSINESS SERVICES (0.0%) (A)
Deluxe Corp.                                                      43,400           1,455,202                   -                   -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES (0.0%) (A)
Jones Soda Co.*                                                   30,000             606,600                   -                   -
National Beverage Corp.*                                          23,100             405,174                   -                   -
NutraCea*                                                         59,000             177,590                   -                   -
SunOpta, Inc.*                                                    16,700             198,730                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   1,388,094                                       -
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.0%) (A)
Redwood Trust, Inc.                                               18,950             988,811
------------------------------------------------------------------------------------------------------------------------------------

RETAIL TRADE (0.0%) (A)
Casual Male Retail Group, Inc.*                                   34,500             408,135                   -                   -
PC Mall, Inc.*                                                    20,700             206,379                   -                   -
Rentrak Corp.*                                                    15,500             242,265                   -                   -
REX Stores Corp.*                                                  5,200              85,072                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     941,851                                       -
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (0.0%) (A)
Eschelon Telecom, Inc.*                                           21,100             609,790                   -                   -
Telestone Technologies Corp.*                                     11,900              97,342                   -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     707,132                                       -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES (0.0%) (A)
U.S. Home Systems, Inc.*                                          37,900             483,225                   -                   -
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (0.0%) (A)
PMC-Sierra, Inc.*                                                 63,500             445,135                   -                   -
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION (0.0%) (A)
Midwest Air Group, Inc.*                                           1,000              13,510                   -                   -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                               61,268,189                              11,918,518
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS (4.4%) (A)
BBH Securities Lending Fund                                   16,676,886          16,676,886                   -                   -
Touchstone Institutional Money Market Fund^                    1,217,649           1,217,649             366,382             366,382
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                            17,894,535                                 366,382
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES (100.0%) (A)                                  $       79,162,724  $                   $       12,284,900
(COST $64,132,135)                                                        ==================                      ==================


                                                                                                           PRO FORMA COMBINED
                                                      PRO FORMA                                        TOUCHSTONE STRATEGIC TRUST
                                                                 ADJUSTMENTS                       DIVERSIFIED SMALL CAP GROWTH FUND
                                                        SHARES                MARKET VALUE           SHARES           MARKET VALUE
                                               -------------------------------------------------------------------------------------
COMMERCIAL/INDUSTRIAL SERVICES (0.0%) (A)
Concur Technologies, Inc.*                                  (31,600)                (551,736) (B)              -                   -
Matrix Service Co.*                                         (31,300)                (633,199) (B)              -                   -
Medical Staffing Network Holdings, Inc.*                     (3,900)                 (24,765) (B)              -                   -
Perficient, Inc.*                                           (30,000)                (593,400) (B)              -                   -
Standard Parking Corp.*                                     (10,800)                (381,996) (B)              -                   -
SumTotal Systems, Inc.*                                     (80,300)                (640,794) (B)              -                   -
Team, Inc.*                                                    (800)                 (30,520) (B)              -                   -
TheStreet.com, Inc.                                         (38,200)                (467,950) (B)              -                   -
Thomas Group, Inc.                                           (7,750)                 (92,380) (B)              -                   -
VA Software Corp.*                                         (158,600)                (639,158) (B)              -                   -
Varian, Inc.*                                               (30,150)              (1,756,539) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (5,812,437)                                      -
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER MANUFACTURING (0.0%) (A)
AAON, Inc.                                                   (7,800)                (203,814) (B)              -                   -
Amerigon, Inc.*                                             (33,400)                (415,830) (B)              -                   -
Fuel-Tech N.V.*                                             (25,000)                (616,250) (B)              -                   -
Kadant, Inc.*                                               (17,700)                (448,872) (B)              -                   -
K-Tron International, Inc.*                                  (7,100)                (509,283) (B)              -                   -
Magnetek, Inc.*                                              (9,600)                 (48,384) (B)              -                   -
Powell Industries, Inc.*                                     (4,700)                (150,400) (B)              -                   -
Smith & Wesson Holding Corp.*                               (45,000)                (589,050) (B)              -                   -
Tat Technologies Ltd.                                       (23,000)                (483,690) (B)              -                   -
Virco Manufacturing Corp.*                                  (13,600)                 (91,800) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (3,557,373)                                      -
------------------------------------------------------------------------------------------------------------------------------------

FINANCE (0.0%) (A)
Affirmative Insurance Holdings, Inc.                         (5,500)                 (95,150) (B)              -                   -
American Physicians Capital, Inc.*                          (12,150)                (486,972) (B)              -                   -
CompuCredit Corp.*                                          (44,050)              (1,375,241) (B)              -                   -
Consumer Portfolio Services, Inc.*                           (1,700)                 (10,455) (B)              -                   -
James River Group, Inc.                                     (15,100)                (472,781) (B)              -                   -
Marlin Business Services, Inc.*                             (19,000)                (415,720) (B)              -                   -
Mercer Insurance Group, Inc.                                (19,000)                (377,910) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (3,234,229)                                      -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER SERVICES (0.0%) (A)
American Medical Alert Corp.*                               (83,100)                (495,276) (B)              -                   -
Famous Dave's of America, Inc.*                              (7,000)                (126,490) (B)              -                   -
Gemstar-TV Guide International, Inc.*                      (244,700)              (1,025,293) (B)              -                   -
Hovnanian Enterprises, Inc.*                                (21,200)                (533,392) (B)              -                   -
Standard Pacific Corp.                                      (28,700)                (598,969) (B)              -                   -
Universal Security Intruments*                               (7,200)                (247,320) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (3,026,740)                                      -
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (0.0%) (A)
Bankrate, Inc.*                                             (46,000)              (1,621,040) (B)              -                   -
Thomas Weisel Partners Group, Inc.*                         (55,550)              (1,056,561) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (2,677,601)                                      -
------------------------------------------------------------------------------------------------------------------------------------

BASIC MATERIALS (0.0%) (A)
Ladish Co., Inc.*                                           (27,550)              (1,036,982) (B)              -                   -
Landec Corp.*                                                (4,500)                 (63,810) (B)              -                   -
Multi-Color Corp.                                           (12,900)                (452,403) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (1,553,195)                                      -
------------------------------------------------------------------------------------------------------------------------------------

SERVICE-BUSINESS SERVICES (0.0%) (A)
Deluxe Corp.                                                (43,400)              (1,455,202) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER NON-DURABLES (0.0%) (A)
Jones Soda Co.*                                             (30,000)                (606,600) (B)              -                   -
National Beverage Corp.*                                    (23,100)                (405,174) (B)              -                   -
NutraCea*                                                   (59,000)                (177,590) (B)              -                   -
SunOpta, Inc.*                                              (16,700)                (198,730) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  (1,388,094)                                      -
------------------------------------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUST (0.0%) (A)
Redwood Trust, Inc.                                         (18,950)                (988,811) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------

RETAIL TRADE (0.0%) (A)
Casual Male Retail Group, Inc.*                             (34,500)                (408,135) (B)              -                   -
PC Mall, Inc.*                                              (20,700)                (206,379) (B)              -                   -
Rentrak Corp.*                                              (15,500)                (242,265) (B)              -                   -
REX Stores Corp.*                                            (5,200)                 (85,072) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    (941,851)                                      -
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (0.0%) (A)
Eschelon Telecom, Inc.*                                     (21,100)                (609,790) (B)              -                   -
Telestone Technologies Corp.*                               (11,900)                 (97,342) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    (707,132)                                      -
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DURABLES (0.0%) (A)
U.S. Home Systems, Inc.*                                    (37,900)                (483,225) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (0.0%) (A)
PMC-Sierra, Inc.*                                           (63,500)                (445,135) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------

TRANSPORTATION (0.0%) (A)
Midwest Air Group, Inc.*                                     (1,000)                 (13,510) (B)              -                   -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                               (1,709,658)                             71,477,049
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT FUNDS (4.4%) (A)
BBH Securities Lending Fund                             (16,676,886)             (16,676,886) (C)              -                   -
Touchstone Institutional Money Market Fund^               1,709,658                1,709,658  (B)      3,293,689           3,293,689
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                           (14,967,228)                              3,293,689
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES (100.0%) (A)                                         (16,676,886)                     $       74,770,738
(COST $64,132,135)                                                        ==================                      ==================

* Non-income producing security.
^ Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
(A) Calculated based on total investment securities at market value of the Pro Forma Combined Touchstone Diversified Small Cap Growth Fund.
(B) Represents reallocation of portfolio holdings resulting from the merger.
(C) Represents the elimination of securities on loan (and associated collateral) from the Touchstone Strategic Trust Small Cap Growth Fund. The Diversified Small Cap Growth Fund does not engage in securities lending.

See accompanying pro forma notes to combining financial statements.

TOUCHSTONE STRATEGIC TRUST
TOUCHSTONE DIVERSIFIED SMALL CAP GROWTH FUND

PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
MARCH 31, 2007
(UNAUDITED)

DESCRIPTION OF THE FUND

The acquiring fund, Touchstone Strategic Trust Diversified Small Cap Growth Fund (the "Acquiring Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Class A and Class Y shares. The target fund, Touchstone Strategic Trust Small Cap Growth Fund (the "Target Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company portfolio consisting of Class A, B, C, and Y shares.

BASIS OF COMBINATION

The accompanying unaudited pro forma financial statements are presented to show the effect of the transfer of assets and liabilities of the Target Fund in exchange for shares of the Acquiring Fund (for purposes of maintaining the financial statements and performance).

Under the terms of the Plan of Reorganization, the combination of the Acquiring Fund and the Target Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The statement of assets and liabilities and the related statement of operations of the Acquiring Fund and the Target Fund have been combined as of and for the twelve months ended March 31, 2007. In accordance with U.S. generally accepted accounting principles ("GAAP"), the historical cost of investment securities will be carried forward to the Acquiring Fund and the results of operations for pre-combination periods of the Acquiring Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Acquiring Fund and the Target Fund included in their respective annual reports dated March 31, 2007.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Target Fund by the Acquiring Fund had taken place as of April 1, 2006.

PORTFOLIO VALUATION

Equity securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Over-the-counter securities are valued at the last sales price. Debt securities with maturities of 60 days or less are valued at amortized cost. In the absence of readily available market quotations, securities are valued at fair value under procedures established by and under the general supervision of the Board of Trustees.

CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the Acquiring Fund that would have been issued at March 31, 2007, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of the Target Fund, as of March 31, 2007, divided by the net asset value per share of the shares of the Acquiring Fund as of March 31, 2007.

The pro forma number of shares outstanding for the combined fund consists of the following at March 31, 2007:

--------------------------------------------------------------------------------
                    SHARES OF          ADDITIONAL SHARES       TOTAL OUTSTANDING
CLASS OF          ACQUIRING FUND         ASSUMED ISSUED              SHARES
 SHARES          PRE-COMBINATION       IN REORGANIZATION        POST-COMBINATION
--------------------------------------------------------------------------------
 Class A             502,296               3,224,950               3,727,246
--------------------------------------------------------------------------------
 Class C                -                   540,540                 540,540
--------------------------------------------------------------------------------
 Class Y             525,756               1,372,754               1,898,510
--------------------------------------------------------------------------------

ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

Each Fund has elected to be taxed as a "regulated investment company" under the Internal Revenue Code. After the acquisition, the Acquiring Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.

The identified cost of investments for the Funds is substantially the same for both financial accounting and Federal income tax purposes. The tax cost of investments will remain unchanged for the combined Fund.

PART C: OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VI of the Registrant's Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

      The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office ("disabling conduct"). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding "disinterested, non-party Trustees"), or (b) an independent legal counsel in a written opinion.

      Section 6.5. Advances of Expenses.

      The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

      Section 6.6. Indemnification Not Exclusive, etc.

      (a) The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators, an "interested Covered Person" is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a "disinterested" person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

      (b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer's liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

      The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1)   CHARTER OF THE REGISTRANT

(a) Restated Agreement and Declaration of Trust dated May 19, 1993, Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post- Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b) Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post- Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c) Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post- Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d) Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e) Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811- 03651), filed with the SEC on August 1, 2003.

(f) Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811- 03651), filed with the SEC on July 30, 2004.

(g) Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(2)   BYLAWS OF THE REGISTRANT

      By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811- 03651), filed with the SEC on July 31, 1998.

(3)   VOTING TRUST AGREEMENT

      Not applicable.

(4)   AGREEMENT AND PLAN OF REORGANIZATION

      The Agreement and Plan of Reorganization is filed herewith.

(5)   INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

      Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on November 20, 2006.

(6)   INVESTMENT ADVISORY CONTRACTS

(a) Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b) Sub-Advisory Agreement between Touchstone Advisors, Inc. and TCW Investment Management Company dated May 1, 2001 with respect to the Mid Cap Growth Fund (formerly the Emerging Growth Fund) is herein incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management, Inc. with respect to the Mid Cap Growth Fund (formerly the Emerging Growth Fund) ) is herein incorporated by reference to Exhibit
      (d)(iv) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(d) Form of Subadvisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (3) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(e) Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(f) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. for the Large Cap Core Equity Fund is herein incorporated by reference to Exhibit (d)(vii) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(g) Amendment to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Todd Investment Advisors, Inc. with respect to the Large Cap Core Equity Fund is herein incorporated by reference to Exhibit (d)(7) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(h) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bjurman, Barry & Associates with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(i) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bjurman, Barry & Associates with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longwood Investment Advisors, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(k) Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Longwood Investment Advisors, Inc. with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(l) Sub-Advisory Agreement between Touchstone Advisors, Inc. and Bjurman, Barry & Associates for the Micro Cap Growth Fund is herein incorporated by reference to Exhibit (4) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(m) Form of Sub-Advisory Agreement between Touchstone Advisors, Inc. and JS Asset Management LLC is herein incorporated by reference to Exhibit
      (d)(xi) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(n) Sub-Advisory Agreement between Touchstone Advisor, Inc. and Westfield Capital Management Company, Inc. with respect to the Growth Opportunity Fund is herein incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 15, 2006.

(o) Sub-Advisory Agreement between Touchstone Advisor, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(p) Interim Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Small Cap Growth Fund is filed herewith.

(7)   UNDERWRITING AND DISTRIBUTION CONTRACTS

(a) Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b) Form of Underwriter's Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8)   BONUS OR PROFIT SHARING PLAN

      Not applicable.

(9)   CUSTODIAN AGREEMENTS

(a) Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(i) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(b) Form of Securities Lending Agreement is herein incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(c) Custody Fee Offset Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2005.

(10)  RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a) Registrant's Plans of Distribution Pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit
      (m)(1) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b) Registrant's Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c) Amended Rule 18f-3 Plan Adopted with Respect to the Multiple Class Distribution System is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF SECURITIES BEING REGISTERED)

      Opinion and consent of Morgan, Lewis & Bockius LLP is filed herewith.

(12)  AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

      Form of opinion and consent of Morgan, Lewis & Bockius LLP is filed herewith. Opinion and consent of Morgan, Lewis & Bockius LLP is to be filed by post-effective amendment.

(13)  OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a) Form of Accounting Services Agreement dated December 31, 2002 with Integrated Fund Services, Inc. is herein incorporated by reference to Exhibit (h)(i) of Post- Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(b) Form of Transfer Agency Agreement dated December 31, 2002 with Integrated Fund Services, Inc. is herein incorporated by reference to Exhibit (h)(ii) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(c)   Recordkeeping Agreement is herein incorporated by reference to Exhibit
      (h)(vii) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N- 1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2005.

(d) Integrated Fund Services Anti-Money Laundering Compliance Program Service Agreement Addendum is herein incorporated by reference to Exhibit
      (h)(viii) of Post- Effective Amendment No. 51 to Registrant's Registration Statement onForm N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2005.

(e) Addendum to Transfer Agency Agreements is herein incorporated by reference to Exhibit (h)(i)(d) of Post-Effective Amendment No. 60 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(f) Transfer Agency Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(g) Administration Agreement dated December 31, 2002 with Integrated Fund Services, Inc. is herein incorporated by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(h) Administration Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i) Sub-Administration Agreement dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j) Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(k) Amended Expense Limitation Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (h)(11) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(l) Amended i-Compliance Services Agreement with Integrated Fund Services, Inc. is herein incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(14)  CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

      Consent of Ernst & Young LLP is filed herewith.

(15)  OMITTED FINANCIAL STATEMENTS

      Not applicable.

(16)  POWERS OF ATTORNEY

      Powers of Attorney for Jill T. McGruder, John F. Barrett,
      H. Jerome Lerner, and Robert E. Stautberg are filed herewith.

(17)  ADDITIONAL EXHIBITS

      Not applicable.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 as soon as practical after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Cincinnati and State of Ohio, on the 18th day of September, 2007.

TOUCHSTONE STRATEGIC TRUST               By: /s/ Jill T. McGruder
--------------------------                  ------------------------------------
       Registrant                           Jill T. McGruder
                                            President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


/s/ Jill T. McGruder                  Trustee and             September 18, 2007
-------------------------------       President
Jill T. McGruder

/s/ Terrie A. Wiedenheft              Controller and          September 18, 2007
-------------------------------       Treasurer
Terrie A. Wiedenheft

              *                       Trustee                 September 18, 2007
-------------------------------
John F. Barrett

              *                       Trustee                 September 18, 2007
-------------------------------
H. Jerome Lerner

              *                       Trustee                 September 18, 2007
-------------------------------
Robert E. Stautberg

* By:   /s/ Jay S. Fitton
        -----------------
        Jay S. Fitton
        (Attorney-in-Fact Pursuant to Power of Attorney)